UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811- 23334

Symmetry Panoramic Trust

(Exact name of registrant as specified in charter)

151 National Drive

Glastonbury, CT 06033

(Address of principal executive offices) (Zip code)

Sara A. Taylor

Symmetry Partners, LLC

151 National Drive

Glastonbury, CT 06033

(Name and address of agent for service)

Copy to:

Mark C. Amorosi, Esq.

K&L Gates LLP

1601 K Street NW

Washington, D.C. 20006

Registrant’s telephone number, including area code: (844) 796-3863

Date of fiscal year end: August 31, 2020

Date of reporting period: November 30, 2019

Item 1. Schedule of Investments

The Registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

SYMMETRY PANORAMIC US EQUITY FUND

NOVEMBER 30, 2019

(Unaudited)

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 75.4%
	Shares	Value
EQUITY FUNDS — 75.4%
DFA Real Estate Securities Portfolio, Cl I	851,596	$35,111,315
DFA US Core Equity 2 Portfolio, Cl I (A)	6,381,038	150,145,820
DFA US Vector Equity Portfolio, Cl I (A)	8,001,083	154,900,962
iShares Edge MSCI Min Vol USA ETF	801,665	51,979,958
Vanguard U.S. Value Factor	84,400	6,375,390
Total Registered Investment Companies
(Cost $355,017,643)		398,513,445
COMMON STOCK — 22.9%
COMMUNICATION SERVICES — 1.7%
AT&T	41,437	1,548,915
Cable One	297	455,895
Comcast, Cl A	29,005	1,280,571
Discovery *	3,886	128,005
DISH Network, Cl A *	3,796	129,709
Facebook, Cl A *	11,124	2,243,043
IAC *	672	149,655
Interpublic Group	1,691	37,878
Live Nation Entertainment *	965	67,367
Match Group	5,138	362,126
New York Times, Cl A	1,185	38,216
Nexstar Media Group, Cl A	3,001	323,238
Omnicom Group	2,491	197,985
Roku, Cl A *	2,681	429,952
Sinclair Broadcast Group, Cl A	3,743	130,369
T-Mobile US *	2,452	192,604
Twitter *	6,545	202,306
Verizon Communications	13,762	829,023
Walt Disney	1,599	242,376
		8,989,233
CONSUMER DISCRETIONARY — 2.7%
AutoNation *	4,938	252,282
AutoZone *	492	579,537
Best Buy	823	66,367
Bright Horizons Family Solutions *	1,002	150,821
Burlington Stores *	420	94,500
Carter's	1,398	144,427
Chipotle Mexican Grill, Cl A *	300	244,176
Columbia Sportswear	706	65,305
Darden Restaurants	1,410	167,000
Dick's Sporting Goods	1,780	81,542
Dollar General	4,070	640,455
Dollar Tree *	897	82,040
Domino's Pizza	263	77,401
DR Horton	4,190	231,917

1

SYMMETRY PANORAMIC US EQUITY FUND

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(Unaudited)

COMMON STOCK — continued
	Shares	Value
CONSUMER DISCRETIONARY — continued
eBay	9,732	$345,681
Etsy *	1,353	58,707
Expedia Group	940	95,560
Floor & Decor Holdings, Cl A *	3,823	183,542
Garmin	4,548	444,294
General Motors	11,031	397,116
Gentex	9,275	263,410
Genuine Parts	1,067	111,363
Graham Holdings, Cl B	93	58,740
H&R Block	1,495	36,448
Hasbro	1,669	169,737
Hilton Worldwide Holdings	350	36,750
Home Depot	5,833	1,286,235
Hyatt Hotels, Cl A	1,779	143,743
Lennar, Cl A	3,909	233,172
LKQ *	4,583	161,688
Lowe's	911	106,869
Lululemon Athletica *	2,084	470,338
McDonald's	3,022	587,719
NIKE, Cl B	1,377	128,736
NVR *	110	417,108
O'Reilly Automotive *	857	379,034
Penske Automotive Group	1,240	62,607
Pool	709	146,373
PulteGroup	13,143	521,120
Ross Stores	951	110,459
ServiceMaster Global Holdings *	2,316	90,764
Skechers U.S.A., Cl A *	9,798	394,075
Starbucks	12,268	1,048,055
Target	6,521	815,190
Tempur Sealy International *	4,189	355,562
TJX	2,157	131,857
Toll Brothers	5,865	235,597
Tractor Supply	2,770	261,599
Ulta Beauty *	321	75,069
Under Armour, Cl A *	3,938	74,389
VF	748	66,228
Whirlpool	1,698	242,984
Williams-Sonoma	4,229	293,493
Yum! Brands	2,256	227,112
		14,146,293
CONSUMER STAPLES — 2.2%
Brown-Forman, Cl B	537	36,420
Campbell Soup	2,190	101,988
Casey's General Stores	2,181	378,992
Church & Dwight	3,968	278,712

2

SYMMETRY PANORAMIC US EQUITY FUND

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(Unaudited)

COMMON STOCK — continued
	Shares	Value
CONSUMER STAPLES — continued
Costco Wholesale	3,023	$906,326
Coty, Cl A	3,266	37,690
Estee Lauder, Cl A	2,618	511,740
Flowers Foods	6,286	135,338
General Mills	5,252	280,037
Hershey	2,512	372,178
Hormel Foods	858	38,207
Kimberly-Clark	2,434	331,852
Lamb Weston Holdings	846	71,047
McCormick	951	160,957
Mondelez International, Cl A	9,119	479,112
PepsiCo	8,322	1,130,377
Philip Morris International	5,825	483,067
Pilgrim's Pride *	9,323	293,674
Post Holdings *	974	102,854
Procter & Gamble	20,179	2,463,049
Sysco	2,478	199,603
Tyson Foods, Cl A	5,299	476,327
US Foods Holding *	3,024	120,264
Walmart	19,185	2,284,742
		11,674,553
ENERGY — 0.2%
Chevron	5,621	658,388
Kinder Morgan	2,862	56,124
Phillips 66	1,368	156,937
Valero Energy	1,170	111,723
		983,172
FINANCIALS — 3.8%
Aflac	9,454	518,457
Alleghany *	456	355,698
Allstate	2,963	329,930
Ally Financial	12,792	407,297
American Express	6,607	793,633
American Financial Group	1,361	149,315
American International Group	2,144	112,903
Ameriprise Financial	1,402	229,746
Aon	1,794	365,276
Arch Capital Group *	9,561	401,275
Assurant	1,848	245,544
Assured Guaranty	6,470	321,236
Axis Capital Holdings	4,645	274,891
Bank of America	14,759	491,770
Bank OZK	1,587	47,102
BB&T	7,696	421,125

3

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(Unaudited)

COMMON STOCK — continued
	Shares	Value
FINANCIALS — continued
Capital One Financial	1,825	$182,518
Chubb	3,348	507,155
Cincinnati Financial	3,798	406,576
Citigroup	2,156	161,959
Citizens Financial Group	3,134	120,534
CME Group, Cl A	1,584	321,124
Commerce Bancshares	1,367	91,630
Credit Acceptance *	249	107,185
Discover Financial Services	3,264	277,016
Erie Indemnity, Cl A	1,935	327,596
Evercore, Cl A	793	61,362
Everest Re Group	1,418	384,647
Fidelity National Financial	2,058	98,023
Fifth Third Bancorp	9,352	282,337
First American Financial	2,418	153,833
First Citizens BancShares, Cl A	116	60,297
Globe Life	911	93,614
Hanover Insurance Group	1,940	263,704
Hartford Financial Services Group	4,002	247,564
Huntington Bancshares	15,565	231,763
Intercontinental Exchange	1,875	176,569
JPMorgan Chase	21,025	2,770,254
Kemper	1,256	92,844
KeyCorp	6,318	122,506
Legg Mason	1,258	49,163
Lincoln National	4,063	239,920
MarketAxess Holdings	1,180	476,508
Marsh & McLennan	3,072	331,991
Mercury General	3,114	152,524
MetLife	9,711	484,676
MGIC Investment	31,450	453,194
Nasdaq	1,248	130,790
Navient	13,798	198,001
New York Community Bancorp	12,837	153,017
Old Republic International	8,930	201,461
PNC Financial Services Group	479	73,387
Popular	4,160	230,089
Primerica	836	111,890
Progressive	7,517	549,117
Prosperity Bancshares	663	46,576
Prudential Financial	3,313	310,163
Regions Financial	8,485	141,190
Reinsurance Group of America, Cl A	376	62,213
RenaissanceRe Holdings	1,462	275,338
SVB Financial Group *	460	106,596
Synchrony Financial	11,101	415,288
T Rowe Price Group	2,355	290,984

4

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(Unaudited)

COMMON STOCK — continued
	Shares	Value
FINANCIALS — continued
Travelers	4,281	$585,298
US Bancorp	8,992	539,790
Willis Towers Watson	1,547	303,893
WR Berkley	6,054	411,672
		20,332,537
HEALTH CARE — 1.7%
Abbott Laboratories	1,324	113,136
Amgen	326	76,519
Anthem	142	40,990
Bio-Rad Laboratories, Cl A *	331	122,265
Bio-Techne	249	54,344
Boston Scientific *	2,474	107,001
Bruker	3,744	191,655
Charles River Laboratories International *	326	47,352
Chemed	570	245,111
Danaher	5,669	827,561
DENTSPLY SIRONA	4,384	247,871
DexCom *	160	36,370
Edwards Lifesciences *	2,058	504,087
Eli Lilly	396	46,471
Exact Sciences *	658	53,305
Exelixis *	15,364	255,503
HCA Healthcare	367	50,888
Henry Schein *	1,065	73,379
Hill-Rom Holdings	809	86,733
Horizon Therapeutics *	12,709	416,601
Humana *	144	49,137
IDEXX Laboratories *	361	90,820
Intuitive Surgical *	158	93,678
Laboratory Corp of America Holdings *	274	47,207
Masimo *	744	115,372
McKesson	1,498	216,671
Medtronic	4,591	511,391
Merck	14,573	1,270,474
Mettler-Toledo International *	52	37,409
Molina Healthcare *	265	35,908
Pfizer	1,916	73,804
Quest Diagnostics	524	55,832
ResMed	769	115,042
STERIS	244	36,878
Teleflex	485	171,370
Thermo Fisher Scientific	3,371	1,058,326
UnitedHealth Group	144	40,301
Universal Health Services, Cl B	1,998	278,701
Veeva Systems, Cl A *	2,831	422,329
Zimmer Biomet Holdings	501	72,785

5

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(Unaudited)

COMMON STOCK — continued
	Shares	Value
HEALTH CARE — continued
Zoetis, Cl A	3,670	$442,308
		8,832,885
INDUSTRIALS — 3.0%
AGCO	5,808	453,779
Alaska Air Group	1,595	110,071
Allegion	2,437	292,513
Allison Transmission Holdings	5,860	283,624
AMETEK	720	71,287
Armstrong World Industries	2,743	263,383
Boeing	612	224,102
Carlisle	1,965	306,501
CH Robinson Worldwide	657	50,491
Cintas	1,318	338,805
Clean Harbors *	1,422	117,528
Copa Holdings, Cl A	899	93,730
Copart *	3,107	276,523
CoStar Group *	415	254,337
CSX	1,200	85,848
Cummins	2,426	443,618
Curtiss-Wright	535	73,461
Delta Air Lines	2,419	138,633
Donaldson	931	52,210
Dover	3,728	415,597
Eaton	4,619	427,257
Emerson Electric	3,639	268,777
Expeditors International of Washington	1,001	74,835
Fastenal	5,830	207,081
Flowserve	2,497	121,604
Fortune Brands Home & Security	1,724	109,060
Gardner Denver Holdings *	5,957	201,764
HD Supply Holdings *	2,085	83,025
HEICO	2,454	318,750
Hexcel	2,179	173,514
Honeywell International	1,129	201,583
Hubbell, Cl B	1,886	277,280
IDEX	853	138,817
Ingersoll-Rand	4,673	612,677
ITT	3,430	239,345
Jacobs Engineering Group	3,241	298,464
JB Hunt Transport Services	387	44,745
Johnson Controls International	9,026	386,584
L3Harris Technologies	970	195,057
Landstar System	522	58,156
Lockheed Martin	1,374	537,275
ManpowerGroup	2,404	222,707
Masco	8,221	382,687

6

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(Unaudited)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS — continued
Middleby *	1,496	$173,177
Nordson	554	91,870
Norfolk Southern	1,267	245,164
Northrop Grumman	1,124	395,390
Old Dominion Freight Line	553	105,949
Oshkosh	3,779	341,848
Owens Corning	3,200	214,592
PACCAR	3,513	285,853
Parker-Hannifin	945	187,857
Republic Services, Cl A	5,410	479,597
Robert Half International	1,217	70,829
Roper Technologies	104	37,478
Snap-on	1,062	170,409
Southwest Airlines	3,201	184,506
Teledyne Technologies *	933	319,077
Timken	1,532	80,568
Toro	1,733	135,486
Union Pacific	2,035	358,140
United Airlines Holdings *	1,963	182,166
United Parcel Service, Cl B	1,080	129,308
United Rentals *	403	61,679
United Technologies	1,574	233,487
Verisk Analytics, Cl A	2,546	375,484
Waste Management	4,288	484,158
Woodward	3,086	360,414
WW Grainger	282	89,380
Xylem	1,535	118,978
		15,839,929
INFORMATION TECHNOLOGY — 5.7%
Accenture, Cl A	2,868	576,927
Adobe *	695	215,123
Akamai Technologies *	3,038	264,671
Alteryx, Cl A *	2,561	290,750
Analog Devices	3,319	374,881
ANSYS *	684	174,208
Apple	7,970	2,129,982
Applied Materials	10,796	625,088
Aspen Technology *	1,183	148,348
Atlassian, Cl A *	591	75,122
Autodesk *	257	46,491
Automatic Data Processing	2,142	365,811
Avalara *	3,610	281,688
Booz Allen Hamilton Holding, Cl A	5,479	398,652
Broadcom	896	283,324
Broadridge Financial Solutions	1,543	190,885
CACI International, Cl A *	922	220,653

7

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(Unaudited)

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY — continued
Cadence Design Systems *	6,339	$445,315
CDW	3,429	463,086
Ciena *	1,750	66,430
Cisco Systems	6,788	307,565
Coupa Software *	964	147,964
Entegris	6,136	290,356
EPAM Systems *	1,419	300,615
Euronet Worldwide *	507	79,695
Fair Isaac *	873	321,046
FleetCor Technologies *	1,149	352,651
FLIR Systems	2,053	109,959
Fortinet *	1,141	119,931
Genpact	5,760	234,432
Intel	29,081	1,688,152
International Business Machines	3,836	515,750
Intuit	1,969	509,754
Jabil	7,422	288,271
Jack Henry & Associates	1,090	165,615
Keysight Technologies *	5,030	538,361
KLA	2,148	351,971
Lam Research	2,708	722,576
Leidos Holdings	3,405	309,310
Manhattan Associates *	2,292	191,405
Mastercard, Cl A	1,835	536,242
Maxim Integrated Products	1,401	79,395
Microchip Technology	964	91,137
Micron Technology *	12,879	611,881
Microsoft	47,826	7,239,900
MKS Instruments	341	36,241
MongoDB, Cl A *	869	129,220
Motorola Solutions	2,167	362,539
Okta, Cl A *	3,126	405,692
Oracle	6,094	342,117
Palo Alto Networks *	322	73,165
Paychex	1,646	141,754
Paycom Software *	1,460	404,143
Qorvo *	1,403	146,207
QUALCOMM	2,307	192,750
ServiceNow *	286	80,950
Skyworks Solutions	580	57,014
Smartsheet, Cl A *	952	45,153
Splunk *	516	76,998
SYNNEX	1,436	176,355
Synopsys *	2,410	339,906
Teradyne	6,702	419,478
Texas Instruments	5,923	712,004
Twilio, Cl A *	615	63,517

8

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(Unaudited)

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY — continued
Ubiquiti	871	$171,761
Universal Display	1,582	307,256
VeriSign *	1,729	329,789
Visa, Cl A	1,558	287,467
VMware, Cl A	864	134,456
Western Union	5,623	151,146
Xerox Holdings	9,944	387,120
Xilinx	1,622	150,489
Zebra Technologies, Cl A *	1,577	395,732
Zendesk *	1,591	125,689
Zscaler *	816	42,538
		30,430,015
MATERIALS — 0.9%
Air Products & Chemicals	2,148	507,637
AptarGroup	1,196	134,095
Ashland Global Holdings	611	43,809
Ball	6,562	433,486
Celanese, Cl A	1,788	224,519
CF Industries Holdings	2,818	130,220
Crown Holdings *	4,724	358,552
Eastman Chemical	550	43,104
Ecolab	3,284	613,024
Graphic Packaging Holding	2,257	36,721
Martin Marietta Materials	1,059	284,235
NewMarket	192	94,842
PPG Industries	941	121,239
Reliance Steel & Aluminum	2,960	349,221
Royal Gold	1,635	191,736
RPM International	1,706	125,783
Scotts Miracle-Gro	3,013	304,554
Sherwin-Williams	549	320,138
Sonoco Products	2,284	138,251
Vulcan Materials	1,108	157,192
		4,612,358
REAL ESTATE — 0.6%
Apartment Investment & Management, Cl A ‡	5,229	281,163
CBRE Group, Cl A *	3,755	214,110
EPR Properties ‡	2,607	184,888
Equity Residential ‡	2,268	193,007
Extra Space Storage ‡	1,004	106,474
Healthpeak Properties ‡	8,029	280,052
Jones Lang LaSalle	627	104,289
Kimco Realty ‡	7,187	155,383
Life Storage ‡	758	83,016

9

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COMMON STOCK — continued
	Shares	Value
REAL ESTATE — continued
Medical Properties Trust ‡	19,490	$404,612
National Retail Properties ‡	1,555	86,676
Omega Healthcare Investors ‡	3,054	128,360
Spirit Realty Capital ‡	1,512	79,229
Sun Communities ‡	1,181	194,522
Ventas ‡	2,344	136,679
Welltower ‡	3,902	329,992
		2,962,452
UTILITIES — 0.4%
AES	3,565	67,414
Ameren	1,472	109,414
American Electric Power	879	80,297
Atmos Energy	1,911	204,400
CMS Energy	2,782	170,536
DTE Energy	1,738	217,146
Entergy	2,144	249,540
Eversource Energy	1,736	143,463
Exelon	1,288	57,187
Hawaiian Electric Industries	2,753	120,224
NextEra Energy	411	96,100
OGE Energy	4,251	178,797
Pinnacle West Capital	1,588	138,775
Public Service Enterprise Group	1,161	68,859
Vistra Energy	1,685	44,703
Xcel Energy	6,534	401,776
		2,348,631
Total Common Stock
(Cost $104,162,879)		121,152,058
SHORT-TERM INVESTMENT — 1.6%
Invesco Government & Agency Portfolio, Cl Institutional, 1.530% (B)
(Cost $8,384,927)	8,384,927	8,384,927
Total Investments — 99.9%
(Cost $467,565,449)		$528,050,430

A list of the open futures contracts held by the Fund at November 30, 2019, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount	Value	Unrealized Appreciation
S&P 500 Index E-MINI	14	Dec-2019	$2,100,389	$2,200,590	$100,201

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A list of open total return swap agreements held by the Fund at November 30, 2019 is as follows:

Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Net Unrealized Appreciation
ReFlow	SPUSX NAV	SOFR +25 BPS	SPUSX	Annually	02/05/2020	USD	5,604,481	$624,963	$624,963

Percentages are based on Net Assets of $528,429,580.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)

Represents greater than 25% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov.

(B)	The rate reported is the 7-day effective yield as of November 30, 2019.

BPS — Basis Points

Cl — Class

ETF — Exchange-Traded Fund

MIN — Minimun

MSCI — Morgan Stanley Capital International

S&P — Standard & Poor's

SOFR — Secured Overnight Financing Rate

SPUSX — Symmetry Panoramic US Equity Fund

USD — United States Dollar

VOL — Volatility

The following table summarizes the inputs used as of November 30, 2019, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Registered Investment Companies	$398,513,445	$–	$–	$398,513,445
Common Stock	121,152,058	–	–	121,152,058
Short-Term Investment	8,384,927	–	–	8,384,927
Total Investments in Securities	$528,050,430	$–	$–	$528,050,430

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts^
Unrealized Appreciation	$100,201	$–	$–	$100,201
Total Return Swap^
Unrealized Appreciation	–	624,963	–	624,963
Total Other Financial Instruments	$100,201	$624,963	$–	$725,164

^	Futures contracts and swap contracts are valued at the unrealized appreciation on the instrument.

Amounts designated as “— “ are $0.

For the period ended November 30, 2019, there were no transfers in or out of Level 3.

For more information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

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(Unaudited)

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 65.7%
	Shares	Value
EQUITY FUNDS — 65.7%
DFA Emerging Markets Core Equity Portfolio, Cl I	2,595,000	$53,067,745
DFA International Core Equity Portfolio, Cl I	1,766,667	23,691,002
DFA International Real Estate Securities, Cl I	3,995,803	22,336,537
DFA International Vector Equity Portfolio, Cl I	4,731,571	55,974,482
iShares Edge MSCI Min Vol EAFE ETF	246,049	18,497,964
iShares Edge MSCI Min Vol Emerging Markets ETF	151,191	8,623,934
Total Registered Investment Companies
(Cost $170,425,215)		182,191,664
COMMON STOCK — 30.9%
AUSTRALIA — 1.3%
Aristocrat Leisure	1,012	23,246
Aurizon Holdings	24,699	96,743
Australia & New Zealand Banking Group	7,733	129,966
Brambles	8,744	74,326
Coca-Cola Amatil	10,002	76,882
Commonwealth Bank of Australia	5,262	287,744
CSL	288	55,268
Dexus ‡	22,038	182,427
Fortescue Metals Group	38,621	254,006
Goodman Group ‡	25,156	252,546
GPT Group ‡	29,441	122,435
Harvey Norman Holdings	34,623	100,861
Macquarie Group	584	54,527
Magellan Financial Group	2,103	74,680
Medibank Pvt	31,594	69,568
Mirvac Group ‡	68,430	155,971
National Australia Bank	12,086	211,662
Newcrest Mining	7,976	167,093
Orica	8,481	136,435
QBE Insurance Group	10,442	89,525
REA Group	426	30,071
Santos	6,602	36,406
Scentre Group ‡	22,761	60,555
Sonic Healthcare	3,960	80,802
Suncorp Group	3,963	35,855
Telstra	80,186	209,337
Vicinity Centres ‡	21,714	39,354
Wesfarmers	5,875	168,564
Westpac Banking	8,260	137,171
Woolworths Group	4,125	111,069
		3,525,095
AUSTRIA — 0.0%
Verbund	2,172	112,671
BELGIUM — 0.2%
Ageas	1,852	111,022
Anheuser-Busch InBev	1,924	152,382
Colruyt	413	21,389
Proximus SADP	6,383	192,183

1

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

NOVEMBER 30, 2019

(Unaudited)

COMMON STOCK — continued
	Shares	Value
BELGIUM — continued
UCB	381	$30,871
		507,847
BRAZIL — 1.1%
Atacadao	20,500	90,541
B3 - Brasil Bolsa Balcao	17,200	193,041
Banco Bradesco ADR	30,053	235,916
Banco do Brasil	18,800	211,353
Banco Santander Brasil ADR	3,238	33,643
BB Seguridade Participacoes	4,200	34,038
BR Malls Participacoes	18,300	67,958
CCR	18,300	74,305
Centrais Eletricas Brasileiras	2,400	19,733
Cia de Saneamento Basico do Estado de Sao Paulo ADR	11,466	153,415
Cia Siderurgica Nacional	35,800	107,185
Cosan	3,900	57,306
Engie Brasil Energia	10,600	118,217
IRB Brasil Resseguros S	17,500	153,633
Itau Unibanco Holding ADR	31,233	254,237
Itausa - Investimentos Itau	89,200	277,586
JBS	36,400	242,094
Lojas Renner	15,300	186,950
Multiplan Empreendimentos Imobiliarios	14,000	95,359
Natura Cosmeticos	18,400	143,475
Petrobras Distribuidora	21,800	143,705
Porto Seguro	2,300	31,967
Sul America	15,300	190,560
TIM Participacoes ADR	2,133	34,448
WEG	4,000	28,038
		3,178,703
CANADA — 1.9%
Air Canada, Cl B *	4,358	164,208
Alimentation Couche-Tard, Cl B	10,708	350,350
Atco, Cl I	2,404	91,197
Bank of Montreal	238	18,315
BCE	6,166	296,811
Brookfield Asset Management, Cl A	6,185	357,839
CAE	5,359	143,990
Canadian National Railway	179	16,253
Canadian Pacific Railway	596	141,146
Canadian Utilities, Cl A	1,031	30,318
CGI, Cl A *	3,379	280,002
CI Financial	5,269	82,984
Constellation Software	205	219,154
Emera	964	39,640
Empire	7,037	188,441
George Weston	404	32,860
Gildan Activewear	4,300	126,252
H&R Real Estate Investment Trust ‡	6,435	104,545
Hydro One	5,214	98,212
iA Financial	3,215	164,586
IGM Financial	3,254	93,580
Intact Financial	2,030	209,327
Kinross Gold *	24,786	107,108
Loblaw	3,471	187,099

2

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

NOVEMBER 30, 2019

(Unaudited)

COMMON STOCK — continued
	Shares	Value
CANADA — continued
Magna International	3,666	$201,971
Manulife Financial	16,679	328,105
Metro, Cl A	3,307	144,848
National Bank of Canada	2,337	125,181
Open Text	1,399	60,908
Power Financial	5,739	140,332
RioCan Real Estate Investment Trust ‡	3,068	62,686
Rogers Communications, Cl B	457	22,164
Royal Bank of Canada	2,906	237,875
Shopify, Cl A *	636	213,285
SmartCentres Real Estate Investment Trust ‡	1,576	38,003
Sun Life Financial	5,040	229,974
Toronto-Dominion Bank	546	31,482
		5,381,031
CHINA — 0.4%
Agricultural Bank of China, Cl A	35,800	18,446
Anhui Conch Cement, Cl A	1,700	11,092
Bank of Beijing, Cl A	31,100	24,616
Bank of China, Cl A	32,800	16,944
Bank of Communications, Cl A	25,400	19,920
Bank of Ningbo, Cl A	2,908	11,003
Bank of Shanghai, Cl A	15,700	20,533
BOE Technology Group, Cl A	45,600	25,270
BYD, Cl A	2,200	13,597
China Everbright Bank, Cl A	35,600	20,924
China Fortune Land Development, Cl A	5,200	20,690
China International Travel Service, Cl A	1,100	13,121
China Merchants Bank, Cl A	3,600	18,446
China Merchants Securities, Cl A	7,300	17,133
China Merchants Shekou Industrial Zone Holdings, Cl A	10,900	28,099
China Minsheng Banking, Cl A	28,800	25,293
China Railway Construction, Cl A	14,700	20,244
China State Construction Engineering, Cl A	24,300	17,684
China United Network Communications, Cl A	12,800	10,398
China Vanke, Cl A	7,800	30,744
CITIC Securities, Cl A	5,300	16,154
Daqin Railway, Cl A	15,100	17,040
Gree Electric Appliances of Zhuhai, Cl A	1,300	10,681
Guotai Junan Securities, Cl A	7,200	17,130
Haier Smart Home, Cl A	7,342	17,841
Haitong Securities, Cl A	5,300	10,368
Hangzhou Hikvision Digital Technology, Cl A	6,335	28,281
Huatai Securities, Cl A	6,600	15,933
Huaxia Bank, Cl A	24,900	26,328
Industrial & Commercial Bank of China, Cl A	19,500	16,058
Industrial Bank, Cl A	7,200	19,376
Jiangsu Hengrui Medicine, Cl A	1,000	12,241
Jiangsu Yanghe Brewery Joint-Stock, Cl A	1,200	16,762
Kweichow Moutai, Cl A	100	16,071
Luxshare Precision Industry, Cl A	7,700	37,274
Luzhou Laojiao, Cl A	1,300	15,112
Midea Group, Cl A	1,600	12,374
Ping An Bank, Cl A	6,400	13,923
Ping An Insurance Group of China, Cl A	1,500	17,863
Poly Developments and Holdings Group, Cl A	11,900	24,428

3

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

NOVEMBER 30, 2019

(Unaudited)

COMMON STOCK — continued
	Shares	Value
CHINA — continued
SAIC Motor, Cl A	5,600	$18,527
Shanghai Pudong Development Bank, Cl A	12,100	20,519
Shenwan Hongyuan Group, Cl A	24,800	16,798
Suning.com, Cl A	11,399	15,988
Tsingtao Brewery, Cl H	22,000	135,940
Wuliangye Yibin, Cl A	1,200	21,763
		974,970
DENMARK — 0.4%
Carlsberg, Cl B	1,139	163,881
Chr Hansen Holding	294	22,307
Coloplast, Cl B	1,069	126,174
DSV PANALPINA	419	45,585
Novo Nordisk, Cl B	6,620	372,555
Orsted	620	57,179
Tryg	3,167	91,029
Vestas Wind Systems	922	87,671
		966,381
FINLAND — 0.3%
Elisa	1,640	87,495
Kone, Cl B	4,106	256,983
Neste	6,144	207,958
Nokia	8,739	30,973
Orion, Cl B	442	19,217
Stora Enso, Cl R	1,971	26,422
UPM-Kymmene	2,084	69,511
		698,559
FRANCE — 1.9%
Air Liquide	2,483	336,543
Airbus	533	78,347
AXA	7,473	202,934
Bouygues	696	28,409
Capgemini	273	32,243
Carrefour	4,047	66,661
Cie Generale des Etablissements Michelin SCA	1,804	215,642
Danone	3,052	250,941
Dassault Systemes	438	69,000
Edenred	695	34,463
EssilorLuxottica	313	48,567
Hermes International	429	321,160
Ingenico Group	1,325	141,182
Kering	76	45,767
L'Oreal	2,370	674,966
LVMH Moet Hennessy Louis Vuitton	2,148	962,142
Pernod Ricard	220	40,421
Peugeot	8,665	208,849
Safran	1,141	186,487
Sanofi	4,479	417,000
Sartorius Stedim Biotech	454	72,053
Schneider Electric	2,783	267,983
SCOR	878	37,660
Sodexo	1,183	137,778
Suez	6,718	99,451
Teleperformance	127	30,034

4

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

NOVEMBER 30, 2019

(Unaudited)

COMMON STOCK — continued
	Shares	Value
FRANCE — continued
Thales	301	$29,467
TOTAL	316	16,612
Valeo	594	23,321
Veolia Environnement	4,190	107,184
Vinci	1,632	177,704
		5,360,971
GERMANY — 1.0%
adidas	1,148	357,613
Allianz	2,481	593,967
Aroundtown	8,047	69,814
Brenntag	825	43,975
Carl Zeiss Meditec	1,371	167,636
Deutsche Boerse	756	115,942
Deutsche Post	2,663	99,264
Deutsche Telekom	5,568	93,429
Evonik Industries	1,384	40,189
Hannover Rueck	1,586	294,565
HeidelbergCement	2,007	148,285
MTU Aero Engines	150	40,673
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	848	243,366
Puma	1,351	101,607
RWE	890	26,386
SAP	1,334	181,225
Volkswagen	1,263	240,505
Vonovia	789	41,109
		2,899,550
HONG KONG — 4.9%
Agile Group Holdings	26,000	36,535
Air China, Cl H	76,000	68,993
Anhui Conch Cement, Cl H	48,500	311,210
ANTA Sports Products	22,000	206,987
ASM Pacific Technology	5,900	77,188
BAIC Motor, Cl H	141,000	79,059
Bank of China, Cl H	742,000	297,672
Bank of Communications, Cl H	92,000	60,387
Beijing Enterprises Holdings	4,500	19,898
BOC Aviation	5,200	49,185
BYD Electronic International	19,000	33,958
CGN Power, Cl H	401,000	100,391
China Aoyuan Group	113,000	161,819
China Coal Energy, Cl H	36,000	14,234
China Construction Bank, Cl H	1,202,000	955,936
China Everbright Bank, Cl H	496,000	214,250
China Jinmao Holdings Group	236,000	156,785
China Medical System Holdings	33,000	46,961
China Mengniu Dairy	27,000	103,378
China Merchants Bank, Cl H	173,500	820,342
China Minsheng Banking, Cl H	385,000	268,075
China Mobile	5,000	37,637
China National Building Material, Cl H	130,000	125,852
China Overseas Land & Investment	84,000	281,997
China Resources Beer Holdings	12,000	62,910
China Resources Cement Holdings	12,000	14,386
China Resources Gas Group	14,000	77,938

5

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

NOVEMBER 30, 2019

(Unaudited)

COMMON STOCK — continued
	Shares	Value
HONG KONG — continued
China Resources Land	62,000	$268,407
China Resources Power Holdings	10,000	13,001
China Shenhua Energy, Cl H	39,000	75,567
China Telecom, Cl H	466,000	176,322
China Unicom Hong Kong	74,000	63,317
China Vanke, Cl H	86,600	324,158
CIFI Holdings Group	222,000	161,857
CITIC	19,000	23,808
CK Asset Holdings	15,500	102,867
CNOOC	211,000	305,739
Country Garden Holdings	176,000	245,353
CSPC Pharmaceutical Group	10,000	22,804
ENN Energy Holdings	5,300	57,599
Far East Horizon	33,000	30,054
Great Wall Motor, Cl H	207,500	160,540
Guangdong Investment	14,000	28,940
Guangzhou R&F Properties	45,200	76,056
Haier Electronics Group	21,000	58,498
Hang Lung Properties	67,000	137,285
Henderson Land Development	38,300	183,950
Hong Kong & China Gas	8,400	15,977
Hua Hong Semiconductor	20,000	35,426
Huadian Power International, Cl H	90,000	32,766
Industrial & Commercial Bank of China, Cl H	1,209,000	861,521
Jiangsu Expressway, Cl H	8,000	10,675
Kaisa Group Holdings	84,000	33,122
Kerry Properties	18,500	59,732
Kingboard Laminates Holdings	32,000	36,128
KWG Group Holdings	125,500	137,971
Lenovo Group	118,000	77,866
Li Ning	60,500	194,082
Link REIT ‡	16,500	168,670
Logan Property Holdings	108,000	158,337
Longfor Group Holdings	61,000	250,535
Luye Pharma Group	24,000	17,660
MTR	24,000	134,521
New China Life Insurance, Cl H	9,300	35,861
New World Development	39,000	50,903
PICC Property & Casualty, Cl H	154,000	178,274
Ping An Insurance Group of China, Cl H	117,000	1,328,836
Seazen Group	166,000	177,234
Shandong Weigao Group Medical Polymer, Cl H	104,000	125,748
Shenzhen Investment	154,000	60,544
Shenzhou International Group Holdings	4,500	59,489
Shimao Property Holdings	56,500	204,581
Shui On Land	79,000	16,558
Sihuan Pharmaceutical Holdings Group	109,000	12,395
Sino Biopharmaceutical	102,000	131,862
Sinopec Engineering Group, Cl H	28,000	16,427
Sinopharm Group, Cl H	6,400	21,177
Sinotruk Hong Kong	26,500	44,787
SSY Group	28,000	22,021
Sun Art Retail Group	11,500	13,045
Sun Hung Kai Properties	18,000	261,983
Sunac China Holdings	53,000	258,513
Techtronic Industries	7,000	52,609

6

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

NOVEMBER 30, 2019

(Unaudited)

COMMON STOCK — continued
	Shares	Value
HONG KONG — continued
Tingyi Cayman Islands Holding	12,000	$19,522
Uni-President China Holdings	45,000	45,689
Vitasoy International Holdings	16,000	61,631
Want Want China Holdings	25,000	21,523
Weichai Power, Cl H	143,000	244,702
WH Group	183,500	188,506
Wheelock	3,000	18,676
Xinjiang Goldwind Science & Technology, Cl H	13,600	15,132
Yanzhou Coal Mining, Cl H	20,000	17,706
Yihai International Holding	16,000	101,943
Yue Yuen Industrial Holdings	13,500	39,994
Yuexiu Property	502,000	107,147
Yuzhou Properties	257,000	118,314
Zhejiang Expressway, Cl H	30,000	26,237
Zhongsheng Group Holdings	40,000	141,946
		13,666,589
HUNGARY — 0.1%
MOL Hungarian Oil & Gas	8,407	81,373
OTP Bank Nyrt	2,057	96,744
		178,117
INDONESIA — 0.5%
Adaro Energy	314,700	27,514
Astra International	109,100	50,277
Bank Central Asia	113,700	253,219
Bank Mandiri Persero	211,300	104,485
Bank Negara Indonesia Persero	142,700	75,811
Bank Rakyat Indonesia Persero	1,010,900	293,116
Bumi Serpong Damai *	725,300	64,267
Gudang Garam	16,600	59,316
Indocement Tunggal Prakarsa	56,200	77,329
Indofood CBP Sukses Makmur	43,300	34,810
Indofood Sukses Makmur	117,600	66,279
Jasa Marga Persero	87,100	30,519
Pakuwon Jati	2,446,000	98,139
Semen Indonesia Persero	27,400	22,245
Telekomunikasi Indonesia Persero	572,300	159,006
		1,416,332
ITALY — 0.7%
Assicurazioni Generali	13,494	275,391
Davide Campari-Milano	3,992	36,433
Enel	58,524	442,277
Ferrari	1,460	246,387
Intesa Sanpaolo	49,322	124,925
Leonardo	2,974	34,805
Mediobanca Banca di Credito Finanziario	13,098	146,506
Moncler	1,188	52,077
Poste Italiane	19,284	224,918
Prysmian	2,528	57,559
Recordati	2,134	89,486
Snam	28,163	139,981
STMicroelectronics	2,589	63,408

7

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

NOVEMBER 30, 2019

(Unaudited)

COMMON STOCK — continued
	Shares	Value
ITALY — continued
Terna Rete Elettrica Nazionale	18,272	$117,343
		2,051,496
JAPAN — 4.6%
ABC-Mart	1,900	126,556
Advantest	5,100	248,952
AGC	600	21,904
Alfresa Holdings	1,100	22,726
Amada Holdings	11,200	124,838
Asahi Intecc	3,700	107,895
Asahi Kasei	4,100	46,077
Astellas Pharma	4,500	76,762
Bandai Namco Holdings	4,300	260,748
Bridgestone	4,500	179,835
Brother Industries	3,400	67,483
Casio Computer	3,500	66,810
Central Japan Railway	1,000	201,925
Chubu Electric Power	1,200	16,749
Chugai Pharmaceutical	2,400	209,758
Dai Nippon Printing	3,900	104,121
Daiichi Sankyo	4,400	275,819
Daikin Industries	500	72,059
Disco	100	21,770
East Japan Railway	1,200	110,509
Fast Retailing	100	61,058
Fuji Electric	1,000	30,848
FUJIFILM Holdings	4,200	198,777
Fujitsu	2,400	218,209
Hakuhodo DY Holdings	7,300	118,110
Hamamatsu Photonics	700	28,384
Hikari Tsushin	600	139,967
Hirose Electric	200	24,620
Hitachi	6,400	251,591
Hitachi Chemical	5,300	190,641
Hitachi High-Technologies	3,000	195,978
Honda Motor	1,300	36,422
Hoya	3,800	346,782
ITOCHU	10,800	235,684
Itochu Techno-Solutions	5,400	144,323
Japan Airlines	1,300	40,308
Japan Airport Terminal	700	36,464
Japan Prime Realty Investment ‡	21	95,707
Japan Real Estate Investment ‡	19	129,307
JSR	1,300	23,029
Kakaku.com	2,800	67,507
Kamigumi	3,200	71,008
Kaneka	1,500	48,638
Kansai Paint	700	17,653
Kao	400	31,510
KDDI	2,300	66,011
Keihan Holdings	3,100	151,534
Keio	1,600	102,684
Kobayashi Pharmaceutical	400	32,845
Kose	100	15,934
Kyocera	3,700	252,024
Lion	1,200	24,184
Marubeni	5,400	39,851

8

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

NOVEMBER 30, 2019

(Unaudited)

COMMON STOCK — continued
	Shares	Value
JAPAN — continued
Marui Group	1,300	$31,326
Medipal Holdings	6,300	135,220
MEIJI Holdings	600	40,810
MINEBEA MITSUMI	1,000	19,433
Mitsubishi	4,700	122,930
Mitsubishi Electric	12,300	169,951
Mitsubishi Heavy Industries	3,900	149,364
Mitsubishi UFJ Lease & Finance	3,100	19,935
Mitsui	3,400	60,246
Mitsui Fudosan	900	22,406
MS&AD Insurance Group Holdings	6,000	194,138
Murata Manufacturing	2,000	114,703
Nabtesco	900	27,665
Nexon	2,000	27,289
NGK Spark Plug	2,700	54,124
Nintendo	100	38,684
Nippon Building Fund ‡	32	240,344
Nippon Telegraph & Telephone	9,000	454,794
Nisshin Seifun Group	2,400	45,088
Nomura Research Institute	3,800	80,309
NTT Data	7,500	102,383
Obic	1,400	186,090
Omron	2,500	147,285
Oriental Land	1,200	166,188
Otsuka	2,000	80,199
Pan Pacific International Holdings	5,000	81,072
Park24	1,000	24,172
Persol Holdings	2,200	40,522
Recruit Holdings	2,300	83,307
Renesas Electronics *	2,400	15,614
Ricoh	2,600	26,794
Rohm	300	25,225
Sankyo	1,700	57,488
Santen Pharmaceutical	1,200	22,486
Secom	1,300	110,544
Sega Sammy Holdings	1,800	25,938
Sekisui Chemical	1,800	31,298
Sekisui House	5,300	114,399
SG Holdings	5,400	129,559
Shimadzu	1,400	42,202
Shimano	200	32,422
Shin-Etsu Chemical	2,400	256,815
Shinsei Bank	2,200	34,697
Shionogi	1,000	58,895
Shiseido	400	28,924
SMC	100	45,296
SoftBank Group	1,500	58,387
Sohgo Security Services	600	31,214
Sompo Holdings	400	15,773
Sony	500	31,659
Sony Financial Holdings	4,300	99,787
Subaru	1,500	39,284
SUMCO	1,300	20,091
Sumitomo	2,200	33,129
Sumitomo Heavy Industries	2,200	62,851
Sumitomo Mitsui Trust Holdings	600	22,963
Suzuken	2,900	126,832

9

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

NOVEMBER 30, 2019

(Unaudited)

COMMON STOCK — continued
	Shares	Value
JAPAN — continued
Taiheiyo Cement	1,200	$34,688
TDK	500	52,654
Terumo	3,800	133,495
Toho	3,100	125,972
Toho Gas	3,300	124,661
Tokio Marine Holdings	4,100	222,941
Tokyo Electron	1,300	268,327
Tokyo Gas	2,900	70,034
Toppan Printing	4,300	85,645
Tosoh	1,200	17,884
Toyo Suisan Kaisha	1,800	77,692
Toyoda Gosei	1,200	28,069
Toyota Industries	400	23,540
Toyota Motor	11,300	788,904
Toyota Tsusho	700	24,496
Unicharm	2,200	72,111
West Japan Railway	1,400	123,313
Yamaha	1,900	104,860
Yamazaki Baking	1,100	20,155
Yokogawa Electric	2,400	43,940
Yokohama Rubber	2,100	43,264
		12,878,076
MALAYSIA — 0.2%
AMMB Holdings	83,100	79,368
Fraser & Neave Holdings	3,200	26,601
Hong Leong Financial Group	13,500	52,668
Malaysia Airports Holdings	10,500	20,833
Nestle Malaysia	800	27,434
Petronas Dagangan	2,500	13,693
PPB Group	9,000	39,166
RHB Bank	58,800	79,781
Sime Darby	25,500	13,739
Telekom Malaysia	121,000	108,807
Tenaga Nasional	3,500	11,022
		473,112
MEXICO — 0.1%
Fibra Uno Administracion ‡	6,900	10,586
Grupo Bimbo, Ser A	19,900	34,061
Grupo Financiero Banorte, Cl O	2,900	15,346
Kimberly-Clark de Mexico, Cl A	8,800	16,750
Megacable Holdings	6,200	22,071
Promotora y Operadora de Infraestructura	3,530	33,720
Wal-Mart de Mexico	12,600	34,718
		167,252
NETHERLANDS — 0.6%
ASML Holding	2,668	724,118
Heineken	650	67,284
Koninklijke Ahold Delhaize	10,255	263,877
Koninklijke DSM	1,769	226,302
Koninklijke KPN	31,561	97,121
Koninklijke Philips	366	16,987
Randstad	1,034	60,152

10

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

NOVEMBER 30, 2019

(Unaudited)

COMMON STOCK — continued
	Shares	Value
NETHERLANDS — continued
Wolters Kluwer	3,941	$282,739
		1,738,580
NORWAY — 0.1%
DNB	908	15,250
Gjensidige Forsikring	3,808	71,599
Mowi	3,110	77,168
Orkla	13,823	133,810
Schibsted, Cl B	962	24,759
		322,586
PHILIPPINES — 0.2%
Alliance Global Group	312,900	68,179
Globe Telecom	2,555	97,499
International Container Terminal Services	31,800	77,173
Manila Electric	12,080	75,865
Megaworld	994,700	86,741
Robinsons Land	209,400	107,832
Universal Robina	25,940	76,576
		589,865
POLAND — 0.1%
CD Projekt	662	44,401
Cyfrowy Polsat	9,638	68,617
Dino Polska *	1,057	36,532
KGHM Polska Miedz	2,232	51,195
Orange Polska	49,341	80,423
Polski Koncern Naftowy ORLEN	1,339	31,762
Powszechna Kasa Oszczednosci Bank Polski	6,212	57,277
		370,207
PORTUGAL — 0.1%
Jeronimo Martins SGPS	9,356	149,301
SINGAPORE — 0.3%
Ascendas Real Estate Investment Trust ‡	33,000	71,872
CapitaLand Commercial Trust ‡	31,300	45,963
CapitaLand Mall Trust ‡	79,300	145,992
ComfortDelGro	77,700	133,454
DBS Group Holdings	2,200	40,603
SATS	5,200	18,930
Singapore Technologies Engineering	8,700	26,257
Singapore Telecommunications	6,500	16,047
United Overseas Bank	2,100	39,605
Venture	1,400	16,245
Wilmar International	51,400	153,627
		708,595
SOUTH AFRICA — 0.4%
Absa Group	8,971	90,072
Anglo American Platinum	2,952	244,206
AngloGold Ashanti ADR	8,904	169,532
Bidvest Group	1,323	18,315
Capitec Bank Holdings	279	26,958
Clicks Group	1,125	19,204
Exxaro Resources	5,798	52,823
FirstRand	13,535	57,769

11

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

NOVEMBER 30, 2019

(Unaudited)

COMMON STOCK — continued
	Shares	Value
SOUTH AFRICA — continued
Foschini Group	4,363	$46,179
Group	17,328	108,960
Investec	3,752	21,518
Kumba Iron Ore	5,477	140,329
Liberty Holdings	3,634	27,548
Pick n Pay Stores	4,249	19,628
RMB Holdings	11,204	61,548
Sanlam	4,220	21,981
SPAR Group	927	13,004
Standard Bank Group	2,218	25,049
Telkom SOC	19,380	61,935
		1,226,558
SOUTH KOREA — 1.5%
BGF retail	425	60,425
Cheil Worldwide	4,831	96,725
Daelim Industrial	1,694	129,069
Doosan Bobcat	1,950	51,634
Fila Korea	2,249	98,511
GS Retail	1,203	38,792
Hanon Systems	4,145	37,930
Hyundai Glovis	896	114,094
Hyundai Mobis	723	149,761
Kakao	430	56,687
Kangwon Land	3,848	95,470
Kia Motors	6,717	245,987
Korea Investment Holdings	1,080	65,551
Korea Zinc	352	120,862
KT&G	1,356	112,303
LG	187	11,231
Meritz Securities	26,756	96,345
NCSoft	310	129,470
Posco International	3,022	46,668
Samsung Electronics	44,335	1,888,486
Shinhan Financial Group	1,517	55,870
SK Hynix	5,931	406,100
SK Telecom	348	72,441
		4,180,412
SPAIN — 0.3%
ACS Actividades de Construccion y Servicios	1,944	75,579
Aena SME	591	108,493
Endesa	5,123	139,220
Iberdrola	40,056	393,765
		717,057
SWEDEN — 0.7%
Assa Abloy, Cl B	7,917	187,859
Atlas Copco, Cl A	8,178	299,040
Boliden	698	17,992
Electrolux	5,228	134,118
Epiroc, Cl A	1,350	15,731
Essity, Cl B	6,095	191,262
Hennes & Mauritz, Cl B	13,560	261,545
Hexagon, Cl B	302	17,036
Husqvarna, Cl B	3,124	24,370
Investor, Cl B	1,869	98,724

12

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

NOVEMBER 30, 2019

(Unaudited)

COMMON STOCK — continued
	Shares	Value
SWEDEN — continued
L E Lundbergforetagen, Cl B	1,472	$58,308
Sandvik	2,891	52,476
Securitas, Cl B	3,599	59,659
Skandinaviska Enskilda Banken, Cl A	5,210	44,654
Skanska, Cl B	6,668	147,144
SKF, Cl B	3,102	59,124
Tele2, Cl B	7,543	111,220
Telefonaktiebolaget LM Ericsson, Cl B	2,233	20,108
Telia	31,486	136,167
		1,936,537
SWITZERLAND — 1.9%
Adecco Group	1,840	113,649
Baloise Holding	351	60,898
Chocoladefabriken Lindt & Spruengli	8	60,915
EMS-Chemie Holding	42	26,022
Geberit	52	27,863
Kuehne + Nagel International	191	31,042
LafargeHolcim	5,067	260,703
Nestle	14,477	1,502,693
Novartis	10,049	924,543
Partners Group Holding	42	35,417
Roche Holding	3,987	1,228,297
Sika	198	34,451
Sonova Holding	675	153,980
Straumann Holding	19	18,292
Swiss Life Holding	554	274,435
Swisscom	142	73,431
Zurich Insurance Group	1,088	426,251
		5,252,882
TAIWAN — 2.4%
Acer	72,000	42,424
Advantech	9,000	88,424
ASE Technology Holding	41,000	101,562
Asia Cement	92,000	137,039
Chailease Holding	38,110	170,396
Chang Hwa Commercial Bank	134,420	100,951
Chicony Electronics	36,000	104,535
CTBC Financial Holding	80,000	57,306
Delta Electronics	30,000	137,745
E.Sun Financial Holding	205,215	181,897
Eclat Textile	3,000	38,931
Eva Airways	168,310	77,215
Far Eastern New Century	48,000	46,833
Feng TAY Enterprise	20,900	130,751
First Financial Holding	52,650	39,573
Formosa Chemicals & Fibre	10,000	28,619
Formosa Petrochemical	11,000	34,570
Formosa Taffeta	69,000	76,874
Fubon Financial Holding	31,000	45,493
Giant Manufacturing	9,000	65,210
Globalwafers	12,000	130,428
Hon Hai Precision Industry	105,000	305,012
Hua Nan Financial Holdings	16,872	11,994
Inventec	55,000	41,210
Largan Precision	1,000	145,548

13

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

NOVEMBER 30, 2019

(Unaudited)

COMMON STOCK — continued
	Shares	Value
TAIWAN — continued
Lite-On Technology	68,000	$107,633
MediaTek	24,000	331,847
Mega Financial Holding	54,000	53,648
Micro-Star International	32,000	88,242
Nan Ya Plastics	9,000	21,079
Nanya Technology	64,000	149,213
Nien Made Enterprise	6,000	55,064
Novatek Microelectronics	30,000	219,880
Pegatron	6,000	13,417
Phison Electronics	9,000	83,931
Pou Chen	26,000	33,883
Powertech Technology	36,000	111,253
President Chain Store	5,000	50,025
Realtek Semiconductor	27,000	204,113
Shanghai Commercial & Savings Bank *	37,843	61,772
SinoPac Financial Holdings	246,000	103,501
Taiwan Business Bank	345,450	141,660
Taiwan Cement	110,973	150,750
Taiwan Cooperative Financial Holding	154,500	105,007
Taiwan High Speed Rail	20,000	23,563
Taiwan Semiconductor Manufacturing ADR	24,538	1,302,722
Uni-President Enterprises	20,000	47,443
United Microelectronics	149,000	73,022
Vanguard International Semiconductor	36,000	84,507
Walsin Technology	16,000	89,462
Win Semiconductors	6,000	59,604
Winbond Electronics	192,000	110,049
Wistron	110,000	99,899
Yuanta Financial Holding	171,000	110,600
Zhen Ding Technology Holding	50,000	220,642
		6,647,971
THAILAND — 0.3%
Advanced Info Service NVDR	8,400	58,915
Bangkok Bank NVDR	6,800	39,695
Bangkok Dusit Medical Services NVDR	68,500	55,761
CP ALL NVDR	24,300	61,124
Home Product Center NVDR	130,900	71,379
Kasikornbank NVDR	6,400	32,811
Krung Thai Bank NVDR	139,200	75,470
Land & Houses NVDR	193,100	62,558
PTT NVDR	39,600	56,622
PTT Exploration & Production NVDR	6,900	27,419
Siam Cement NVDR	4,800	60,440
Siam Commercial Bank NVDR	16,100	64,490
Thai Union Group NVDR	146,400	66,821
		733,505
TURKEY — 0.4%
Akbank T.A.S.	109,048	147,526
Anadolu Efes Biracilik Ve Malt Sanayii	5,266	19,875
Arcelik	43,464	152,314
BIM Birlesik Magazalar	11,416	91,353
KOC Holding	42,575	148,191
TAV Havalimanlari Holding	2,660	12,476
Tupras Turkiye Petrol Rafinerileri	582	12,553
Turkcell Iletisim Hizmetleri	58,932	139,041

14

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

NOVEMBER 30, 2019

(Unaudited)

COMMON STOCK — continued
	Shares	Value
TURKEY — continued
Turkiye Garanti Bankasi	91,735	$161,285
Turkiye Is Bankasi, Cl C	122,391	130,948
Turkiye Sise ve Cam Fabrikalari	33,442	29,059
		1,044,621
UNITED KINGDOM — 2.0%
Admiral Group	2,931	81,068
Anglo American	10,087	263,692
Antofagasta	13,710	153,515
Associated British Foods	885	29,398
AstraZeneca	7,073	682,213
Auto Trader Group	4,696	34,106
Barratt Developments	26,089	224,764
Berkeley Group Holdings	3,208	190,023
BHP Group	26,543	586,425
Burberry Group	1,223	33,260
Compass Group	13,338	326,425
Croda International	450	28,959
Diageo	14,071	574,596
Direct Line Insurance Group	7,077	27,971
Evraz	20,062	96,202
Experian	8,189	271,138
GlaxoSmithKline	1,261	28,601
Halma	5,740	156,240
Meggitt	9,173	76,133
Micro Focus International	4,907	71,743
National Grid	3,250	37,405
Next	1,650	144,082
Persimmon	1,214	40,094
RELX	8,118	196,510
Rentokil Initial	18,109	104,181
Rio Tinto	8,883	481,948
Sage Group	14,390	140,076
Smith & Nephew	8,931	199,872
Spirax-Sarco Engineering	369	42,551
Taylor Wimpey	82,426	185,804
Unilever	981	58,091
United Utilities Group	2,190	24,149
Whitbread	730	43,361
		5,634,596
UNITED STATES — 0.0%
Gold Fields ADR	12,383	66,249
Total Common Stock
(Cost $78,926,355)		85,756,274
PREFERRED STOCK — 0.3%
BRAZIL — 0.3%
Cia Brasileira de Distribuicao (1)	2,000	37,570
Petroleo Brasileiro (1)	65,900	452,756

15

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

NOVEMBER 30, 2019

(Unaudited)

PREFERRED STOCK — continued
	Shares	Value
Telefonica Brasil (1)	13,500	$178,270
Total Preferred Stock
(Cost $623,085)		668,596

RIGHTS — 0.0%
	Number Of Rights
Shanghai Pudong Devel Bank, Expires 12/26/2019	206	—

(Cost $–)		—

SHORT-TERM INVESTMENT — 2.9%
	Shares
Invesco Government & Agency Portfolio, Cl Institutional, 1.530% (A)
(Cost $8,034,688)	8,034,688	8,034,688
Total Investments — 99.8%
(Cost $258,009,343)		$276,651,222

A list of the open futures contracts held by the Fund at November 30, 2019, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index	17	Dec-2019	$1,644,505	$1,680,705	$36,200
SGX Nifty 50	140	Dec-2019	3,398,567	3,388,280	(10,287)
			$5,043,072	$5,068,985	$25,913

A list of open total return swap agreements held by the Fund at November 30, 2019, is as follows:

Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Net Unrealized Appreciation
ReFlow	SPILX NAV	SOFR +35 BPS	SPILX	Annual	02/05/2020	USD	2,865,394	$193,369	$193,369

Percentages are based on Net Assets of $277,261,188.

‡	Real Estate Investment Trust
*	Non-income producing security.
(1)	Rate is not available.
(A)	The rate reported is the 7-day effective yield as of November 30, 2019.

ADR — American Depositary Receipt

BPS — Basis Points

Cl — Class

EAFE — Europe, Australasia and Far East

ETF — Exchange Traded Fund

MIN — Minimum

MSCI — Morgan Stanley Capital International

NVDR — Non-Voting Depositary Receipt

SGX — Singapore Exchange

SOFR — Secured Overnight Financing Rate

SPILX — Symmetry Panoramic International Equity Fund

VOL — Volatility

16

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

NOVEMBER 30, 2019

(Unaudited)

The following table summarizes the inputs used as of November 30, 2019, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Registered Investment Companies	$182,191,664	$–	$–	$182,191,664
Common Stock
Australia	–	3,525,095	–	3,525,095
Austria	–	112,671	–	112,671
Belgium	–	507,847	–	507,847
Brazil	3,178,703	–	–	3,178,703
Canada	5,381,031	–	–	5,381,031
China	–	974,970	–	974,970
Denmark	–	966,381	–	966,381
Finland	–	698,559	–	698,559
France	–	5,360,971	–	5,360,971
Germany	–	2,899,550	–	2,899,550
Hong Kong	100,391	13,566,198	–	13,666,589
Hungary	–	178,117	–	178,117
Indonesia	–	1,416,332	–	1,416,332
Italy	–	2,051,496	–	2,051,496
Japan	–	12,878,076	–	12,878,076
Malaysia	–	473,112	–	473,112
Mexico	167,252	–	–	167,252
Netherlands	–	1,738,580	–	1,738,580
Norway	–	322,586	–	322,586
Philippines	–	589,865	–	589,865
Poland	–	370,207	–	370,207
Portugal	–	149,301	–	149,301
Singapore	–	708,595	–	708,595
South Africa	169,532	1,057,026	–	1,226,558
South Korea	–	4,180,412	–	4,180,412
Spain	–	717,057	–	717,057
Sweden	–	1,936,537	–	1,936,537
Switzerland	–	5,252,882	–	5,252,882
Taiwan	1,302,722	5,345,249	–	6,647,971
Thailand	–	733,505	–	733,505
Turkey	–	1,044,621	–	1,044,621
United Kingdom	–	5,634,596	–	5,634,596
United States	66,249	–	–	66,249
Total Common Stock	10,365,880	75,390,394	–	85,756,274
Preferred Stock
Brazil	668,596	–	–	668,596
Rights	–	–	–	–
Short-Term Investment	8,034,688	–	–	8,034,688
Total Investments in Securities	$201,260,828	$75,390,394	$–	$276,651,222

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts^
Unrealized Appreciation	$36,200	$–	$–	$36,200
Unrealized Depreciation	(10,287)	–	–	(10,287)
Total Return Swap^
Unrealized Appreciation	–	193,369	–	193,369
Total Other Financial Instruments	$25,913	$193,369	$–	$219,282

^	Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “— “ are $0.

For the period ended November 30, 2019, there were no transfers in or out Level 3.

For more information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

17

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

November 30, 2019

(Unaudited)

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 70.9%
	Shares	Value
EQUITY FUNDS — 70.9%
DFA Emerging Markets Core Equity Portfolio, Cl I	2,128,423	$43,526,246
DFA International Core Equity Portfolio, Cl I	1,384,698	18,568,807
DFA International Real Estate Securities, Cl I	2,556,511	14,290,895
DFA International Vector Equity Portfolio, Cl I	4,044,993	47,852,269
DFA Real Estate Securities Portfolio, Cl I	568,190	23,426,464
DFA US Core Equity 2 Portfolio, Cl I	3,547,501	83,472,706
DFA US Vector Equity Portfolio, Cl I	4,483,567	86,801,856
iShares Edge MSCI Min Vol Global ETF	537,409	51,295,689
Vanguard U.S. Value Factor	48,900	3,693,798
Total Registered Investment Companies
(Cost $338,266,850)		372,928,730
COMMON STOCK — 26.7%
AUSTRALIA — 0.5%
Alumina	8,413	13,144
Aristocrat Leisure	668	15,344
Aurizon Holdings	17,052	66,791
Australia & New Zealand Banking Group	5,729	96,286
Brambles	8,411	71,495
Coca-Cola Amatil	5,983	45,989
Commonwealth Bank of Australia	4,057	221,851
Crown Resorts	1,799	15,691
CSL	245	47,016
Dexus ‡	16,870	139,647
Flight Centre Travel Group	458	13,629
Fortescue Metals Group	30,085	197,866
Goodman Group ‡	19,646	197,230
GPT Group ‡	23,611	98,190
Harvey Norman Holdings	17,395	50,674
Macquarie Group	713	66,571
Magellan Financial Group	1,944	69,034
Medibank Pvt	18,082	39,815
Mirvac Group ‡	52,900	120,574
National Australia Bank	9,808	171,768
Newcrest Mining	6,335	132,715
Orica	6,093	98,019
QBE Insurance Group	8,602	73,750
REA Group	415	29,295
Santos	4,279	23,596
Scentre Group ‡	15,209	40,463
Sonic Healthcare	2,127	43,400
Suncorp Group	3,999	36,181
Telstra	66,065	172,472
Vicinity Centres ‡	16,001	29,000
Wesfarmers	4,579	131,379
Westpac Banking	6,328	105,087
Woolworths Group	3,767	101,430
		2,775,392
AUSTRIA — 0.0%
Verbund	1,340	69,512

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

November 30, 2019

(Unaudited)

COMMON STOCK — continued
	Shares	Value
BELGIUM — 0.1%
Ageas	1,179	$70,678
Anheuser-Busch InBev	1,491	118,088
Proximus SADP	4,792	144,280
UCB	365	29,575
		362,621
BRAZIL — 0.5%
Atacadao	15,800	69,783
B3 - Brasil Bolsa Balcao	13,100	147,025
Banco Bradesco ADR	22,672	177,975
Banco do Brasil	12,900	145,024
Banco Santander Brasil ADR	2,873	29,850
BB Seguridade Participacoes	1,000	8,104
BR Malls Participacoes	11,000	40,849
CCR	11,900	48,319
Centrais Eletricas Brasileiras	2,200	18,089
Cia de Saneamento Basico do Estado de Sao Paulo ADR	9,217	123,323
Cia Siderurgica Nacional	27,900	83,532
Cosan	2,300	33,796
Engie Brasil Energia	8,300	92,566
Equatorial Energia	2,500	12,198
IRB Brasil Resseguros S	13,700	120,273
Itau Unibanco Holding ADR	23,350	190,069
Itausa - Investimentos Itau	68,800	214,102
JBS	28,200	187,556
Lojas Renner	12,400	151,515
Multiplan Empreendimentos Imobiliarios	8,500	57,897
Natura Cosmeticos	14,200	110,725
Petrobras Distribuidora	17,100	112,722
Porto Seguro	2,100	29,188
Sul America	12,000	149,459
TIM Participacoes ADR	1,680	27,132
		2,381,071
CANADA — 0.8%
Air Canada, Cl B *	3,716	140,018
Alimentation Couche-Tard, Cl B	7,406	242,313
Atco, Cl I	1,791	67,943
BCE	5,502	264,848
Brookfield Asset Management, Cl A	5,087	294,313
CAE	4,217	113,306
Canadian Pacific Railway	407	96,386
Canadian Utilities, Cl A	1,059	31,141
CGI, Cl A *	2,361	195,645
CI Financial	3,703	58,320
Constellation Software	172	183,875
Emera	1,080	44,410
Empire	5,636	150,924
George Weston	467	37,984
Gildan Activewear	3,302	96,949
H&R Real Estate Investment Trust ‡	4,360	70,834
Hydro One	4,459	83,990
iA Financial	2,427	124,246
IGM Financial	2,383	68,532
Intact Financial	1,678	173,030
Kinross Gold *	19,630	84,827

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

November 30, 2019

(Unaudited)

COMMON STOCK — continued
	Shares	Value
CANADA — continued
Loblaw	3,014	$162,465
Magna International	2,786	153,489
Manulife Financial	13,020	256,126
Metro, Cl A	2,572	112,655
National Bank of Canada	1,549	82,972
Open Text	1,349	58,731
Power Financial	5,103	124,780
RioCan Real Estate Investment Trust ‡	2,250	45,972
Royal Bank of Canada	2,154	176,319
Shopify, Cl A *	495	166,000
SmartCentres Real Estate Investment Trust ‡	1,349	32,529
Sun Life Financial	4,250	193,927
		4,189,799
CHINA — 0.1%
Agricultural Bank of China, Cl A	31,800	16,385
Bank of Beijing, Cl A	26,800	21,212
Bank of China, Cl A	31,200	16,118
Bank of Communications, Cl A	23,300	18,273
Bank of Ningbo, Cl A	2,400	9,081
Bank of Shanghai, Cl A	12,297	16,082
BOE Technology Group, Cl A	37,000	20,504
BYD, Cl A	1,700	10,507
China Everbright Bank, Cl A	30,400	17,867
China Fortune Land Development, Cl A	3,900	15,517
China International Travel Service, Cl A	700	8,349
China Merchants Bank, Cl A	2,100	10,760
China Merchants Securities, Cl A	3,400	7,980
China Merchants Shekou Industrial Zone Holdings, Cl A	8,400	21,655
China Minsheng Banking, Cl A	24,100	21,166
China Railway Construction, Cl A	8,500	11,706
China Shipbuilding Industry, Cl A	15,900	11,939
China State Construction Engineering, Cl A	14,000	10,188
China United Network Communications, Cl A	11,800	9,586
China Vanke, Cl A	6,100	24,043
CITIC Securities, Cl A	4,100	12,497
Daqin Railway, Cl A	7,200	8,125
Gree Electric Appliances of Zhuhai, Cl A	1,000	8,216
Haier Smart Home, Cl A	3,500	8,505
Hangzhou Hikvision Digital Technology, Cl A	4,907	21,906
Huaxia Bank, Cl A	20,800	21,993
Industrial & Commercial Bank of China, Cl A	16,300	13,423
Industrial Bank, Cl A	5,400	14,532
Inner Mongolia Yili Industrial Group, Cl A	1,900	7,877
Jiangsu Hengrui Medicine, Cl A	800	9,792
Jiangsu Yanghe Brewery Joint-Stock, Cl A	600	8,381
Kweichow Moutai, Cl A	100	16,071
Luxshare Precision Industry, Cl A	5,704	27,612
Luzhou Laojiao, Cl A	1,000	11,625
Midea Group, Cl A	1,100	8,507
Ping An Bank, Cl A	4,000	8,702
Ping An Insurance Group of China, Cl A	1,000	11,909
Poly Developments and Holdings Group, Cl A	9,100	18,680
SAIC Motor, Cl A	3,100	10,256
Shanghai Pudong Development Bank, Cl A	10,000	16,958
Shenwan Hongyuan Group, Cl A	19,500	13,208

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

November 30, 2019

(Unaudited)

COMMON STOCK — continued
	Shares	Value
CHINA — continued
Suning.com, Cl A	8,900	$12,483
Tsingtao Brewery, Cl H	16,000	98,865
Wuliangye Yibin, Cl A	1,000	18,136
Yonghui Superstores, Cl A	10,200	10,786
		717,963
DENMARK — 0.2%
Carlsberg, Cl B	942	135,536
Chr Hansen Holding	231	17,527
Coloplast, Cl B	750	88,522
DSV PANALPINA	413	44,932
Novo Nordisk, Cl B	5,270	296,581
Orsted	595	54,873
Tryg	2,800	80,481
Vestas Wind Systems	859	81,681
		800,133
FINLAND — 0.1%
Elisa	1,385	73,890
Kone, Cl B	3,358	210,167
Neste	3,545	119,989
Nokia	6,917	24,515
Orion, Cl B	579	25,174
Stora Enso, Cl R	1,272	17,051
UPM-Kymmene	1,783	59,472
		530,258
FRANCE — 0.7%
Air Liquide	1,438	194,929
Airbus	583	85,696
AXA	7,470	202,852
Carrefour	3,882	63,943
Cie Generale des Etablissements Michelin SCA	1,051	125,632
CNP Assurances	836	16,493
Danone	373	30,669
Dassault Systemes	311	48,994
Edenred	574	28,463
EssilorLuxottica	516	80,065
Hermes International	328	245,549
Ingenico Group	842	89,717
Kering	184	110,805
L'Oreal	1,571	447,414
LVMH Moet Hennessy Louis Vuitton	1,482	663,824
Peugeot	6,971	168,019
Safran	574	93,815
Sanofi	4,382	407,970
Sartorius Stedim Biotech	458	72,688
Schneider Electric	1,197	115,263
SCOR	857	36,759
Sodexo	858	99,927
Suez	1,874	27,742
Teleperformance	96	22,703
Thales	212	20,754
TOTAL	2,362	124,173
Veolia Environnement	774	19,800

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

November 30, 2019

(Unaudited)

COMMON STOCK — continued
	Shares	Value
FRANCE — continued
Vinci	546	$59,453
		3,704,111
GERMANY — 0.4%
adidas	877	273,194
Allianz	1,666	398,851
Aroundtown	5,810	50,406
Brenntag	992	52,876
Carl Zeiss Meditec	1,028	125,697
Deutsche Boerse	656	100,605
Deutsche Post	2,257	84,130
Deutsche Telekom	4,070	68,293
E.ON	1,202	12,571
Evonik Industries	1,541	44,748
Hannover Rueck	1,261	234,203
HeidelbergCement	1,480	109,348
MTU Aero Engines	178	48,265
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	697	200,030
Puma	1,008	75,810
RWE	963	28,550
SAP	1,175	159,624
Volkswagen	901	171,572
Vonovia	701	36,524
		2,275,297
HONG KONG — 2.0%
Agile Group Holdings	22,000	30,914
Air China, Cl H	58,000	52,652
Anhui Conch Cement, Cl H	38,500	247,043
ANTA Sports Products	16,000	150,536
ASM Pacific Technology	3,700	48,406
BAIC Motor, Cl H	98,000	54,949
Bank of China, Cl H	513,000	205,803
Bank of Communications, Cl H	44,000	28,881
Beijing Enterprises Holdings	3,000	13,266
BOC Aviation	4,500	42,564
BYD Electronic International	14,000	25,022
CGN Power, Cl H	244,000	61,086
China Aoyuan Group	84,000	120,290
China Coal Energy, Cl H	37,000	14,629
China Construction Bank, Cl H	887,000	705,420
China Everbright Bank, Cl H	380,000	164,143
China Jinmao Holdings Group	172,000	114,267
China Medical System Holdings	23,000	32,730
China Mengniu Dairy	11,000	42,117
China Merchants Bank, Cl H	132,500	626,486
China Minsheng Banking, Cl H	307,500	214,112
China Mobile	3,000	22,583
China National Building Material, Cl H	92,000	89,064
China Overseas Land & Investment	64,000	214,855
China Railway Construction, Cl H	17,000	17,603
China Resources Beer Holdings	8,000	41,940
China Resources Gas Group	12,000	66,804
China Resources Land	48,000	207,799
China Shenhua Energy, Cl H	29,500	57,160
China Telecom, Cl H	248,000	93,837

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

November 30, 2019

(Unaudited)

COMMON STOCK — continued
	Shares	Value
HONG KONG — continued
China Unicom Hong Kong	46,000	$39,359
China Vanke, Cl H	65,400	244,803
CIFI Holdings Group	164,000	119,570
CITIC	16,000	20,049
CK Asset Holdings	9,000	59,730
CLP Holdings	2,000	20,370
CNOOC	161,000	233,289
Country Garden Holdings	128,000	178,439
CRRC	22,000	14,492
CSPC Pharmaceutical Group	8,000	18,243
ENN Energy Holdings	3,300	35,863
Far East Horizon	19,000	17,304
Great Wall Motor, Cl H	148,500	114,892
Guangdong Investment	14,000	28,941
Guangzhou R&F Properties	36,000	60,576
Haier Electronics Group	13,000	36,213
Hang Lung Properties	47,000	96,305
Hang Seng Bank	700	14,270
Henderson Land Development	27,800	133,520
Hong Kong & China Gas	11,000	20,922
Hua Hong Semiconductor	18,000	31,883
Huadian Power International, Cl H	72,000	26,213
Hysan Development	4,000	15,078
Industrial & Commercial Bank of China, Cl H	883,000	629,217
Jiangsu Expressway, Cl H	6,000	8,006
Kaisa Group Holdings	59,000	23,264
Kerry Properties	8,500	27,445
Kingboard Laminates Holdings	19,500	22,016
KWG Group Holdings	92,000	101,142
Lenovo Group	82,000	54,110
Li Ning	47,500	152,379
Link REIT ‡	12,000	122,669
Logan Property Holdings	80,000	117,287
Longfor Group Holdings	44,500	182,767
Luye Pharma Group	21,000	15,452
MTR	15,500	86,878
New China Life Insurance, Cl H	6,700	25,836
New World Development	25,000	32,630
PICC Property & Casualty, Cl H	106,000	122,708
Ping An Insurance Group of China, Cl H	92,000	1,044,897
Postal Savings Bank of China, Cl H	200,000	129,862
Seazen Group	124,000	132,392
Shandong Weigao Group Medical Polymer, Cl H	80,000	96,729
Shenzhen International Holdings	11,874	25,155
Shenzhen Investment	96,000	37,742
Shenzhou International Group Holdings	4,000	52,879
Shimao Property Holdings	42,000	152,078
Shui On Land	78,000	16,348
Sihuan Pharmaceutical Holdings Group	84,000	9,552
Sino Biopharmaceutical	82,000	106,006
Sinopec Engineering Group, Cl H	22,000	12,907
Sinopharm Group, Cl H	4,000	13,236
Sinotruk Hong Kong	20,500	34,646
SJM Holdings	16,000	16,323
SSY Group	22,000	17,302
Sun Hung Kai Properties	13,500	196,487

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

November 30, 2019

(Unaudited)

COMMON STOCK — continued
	Shares	Value
HONG KONG — continued
Sunac China Holdings	39,000	$190,226
Swire Properties	7,000	21,768
Techtronic Industries	5,000	37,578
Tingyi Cayman Islands Holding	12,000	19,522
Uni-President China Holdings	28,000	28,428
Vitasoy International Holdings	12,000	46,224
Want Want China Holdings	19,000	16,357
Weichai Power, Cl H	112,000	191,655
WH Group	138,500	142,278
Wheelock	4,000	24,901
Yanzhou Coal Mining, Cl H	14,000	12,394
Yihai International Holding	13,000	82,828
Yue Yuen Industrial Holdings	11,000	32,588
Yuexiu Property	370,000	78,973
Yuzhou Properties	183,000	84,247
Zhejiang Expressway, Cl H	22,000	19,241
Zhongsheng Group Holdings	29,000	102,911
Zhuzhou CRRC Times Electric, Cl H	4,100	14,063
Zijin Mining Group, Cl H	32,000	12,027
		10,363,841
HUNGARY — 0.0%
MOL Hungarian Oil & Gas	6,348	61,444
OTP Bank Nyrt	1,730	81,365
		142,809
INDONESIA — 0.2%
Adaro Energy	219,900	19,226
Astra International	92,000	42,397
Bank Central Asia	80,500	179,280
Bank Mandiri Persero	165,100	81,639
Bank Negara Indonesia Persero	118,500	62,954
Bank Rakyat Indonesia Persero	802,400	232,660
Bumi Serpong Damai *	335,000	29,683
Gudang Garam	12,900	46,095
Indocement Tunggal Prakarsa	43,600	59,992
Indofood CBP Sukses Makmur	34,600	27,816
Indofood Sukses Makmur	68,900	38,832
Jasa Marga Persero	69,600	24,387
Pakuwon Jati	1,826,300	73,275
Semen Indonesia Persero	21,800	17,698
Telekomunikasi Indonesia Persero	389,000	108,078
		1,044,012
IRELAND — 0.0%
Globe Life	536	55,079
ITALY — 0.3%
Assicurazioni Generali	11,451	233,697
Davide Campari-Milano	3,683	33,613
Enel	45,606	344,653
Ferrari	1,117	188,503
Intesa Sanpaolo	32,832	83,159
Leonardo	3,991	46,707
Mediobanca Banca di Credito Finanziario	9,383	104,952
Moncler	1,850	81,096
Poste Italiane	15,834	184,679

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

November 30, 2019

(Unaudited)

COMMON STOCK — continued
	Shares	Value
ITALY — continued
Prysmian	1,629	$37,090
Recordati	1,118	46,882
Snam	18,968	94,278
STMicroelectronics	553	13,544
Terna Rete Elettrica Nazionale	12,855	82,555
		1,575,408
JAPAN — 1.9%
ABC-Mart	1,600	106,574
Advantest	3,900	190,375
AGC	500	18,253
Alfresa Holdings	1,000	20,660
Alps Alpine	700	15,817
Amada Holdings	8,800	98,087
Asahi Intecc	2,400	69,986
Asahi Kasei	1,600	17,981
Astellas Pharma	800	13,647
Bandai Namco Holdings	3,000	181,917
Bridgestone	4,500	179,835
Brother Industries	2,600	51,605
Casio Computer	1,400	26,724
Central Japan Railway	600	121,155
Chugai Pharmaceutical	1,600	139,839
Dai Nippon Printing	3,100	82,763
Daiichi Sankyo	3,500	219,401
Daikin Industries	200	28,824
Disco	100	21,770
East Japan Railway	1,200	110,509
Fuji Electric	500	15,424
FUJIFILM Holdings	3,400	160,915
Fujitsu	1,900	172,749
Hakuhodo DY Holdings	4,000	64,717
Hamamatsu Photonics	500	20,274
Hikari Tsushin	500	116,639
Hirose Electric	100	12,310
Hitachi	5,600	220,142
Hitachi Chemical	4,300	154,671
Hitachi High-Technologies	2,500	163,315
Honda Motor	1,200	33,620
Hoya	3,000	273,775
ITOCHU	8,600	187,675
Itochu Techno-Solutions	4,600	122,942
Japan Airlines	2,000	62,012
Japan Airport Terminal	500	26,046
Japan Prime Realty Investment ‡	18	82,034
Japan Real Estate Investment ‡	16	108,890
JSR	1,000	17,714
JTEKT	1,300	16,173
Kakaku.com	2,200	53,041
Kamigumi	2,500	55,475
Kaneka	800	25,940
Kansai Paint	800	20,175
Kao	300	23,633
KDDI	2,200	63,141
Keihan Holdings	2,100	102,652
Keio	1,100	70,595
Kikkoman	300	15,094

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

November 30, 2019

(Unaudited)

COMMON STOCK — continued
	Shares	Value
JAPAN — continued
Kobayashi Pharmaceutical	300	$24,634
Kose	100	15,934
Kyocera	2,900	197,533
Lion	1,100	22,169
Marubeni	4,300	31,733
Marui Group	1,100	26,507
Medipal Holdings	5,000	107,317
MEIJI Holdings	500	34,008
MINEBEA MITSUMI	900	17,490
Mitsubishi	700	18,309
Mitsubishi Electric	10,900	150,607
Mitsubishi Estate	1,200	22,007
Mitsubishi Heavy Industries	3,100	118,725
Mitsubishi UFJ Lease & Finance	2,500	16,077
Mitsui	2,300	40,754
MS&AD Insurance Group Holdings	4,300	139,132
Murata Manufacturing	600	34,411
Nabtesco	1,200	36,887
Nagoya Railroad	400	12,739
Nexon	1,400	19,103
NGK Spark Plug	1,600	32,073
Nintendo	100	38,684
Nippon Building Fund ‡	25	187,769
Nippon Telegraph & Telephone	7,100	358,782
Nisshin Seifun Group	1,500	28,180
Nomura Real Estate Holdings	1,600	38,678
Nomura Research Institute	3,000	63,402
NTT Data	2,800	38,223
Obic	1,000	132,921
Oji Holdings	2,500	14,301
Olympus	800	11,885
Omron	2,100	123,719
Oriental Land	1,200	166,188
ORIX	4,000	65,500
Otsuka	1,700	68,169
Pan Pacific International Holdings	3,000	48,643
PeptiDream *	800	36,804
Persol Holdings	1,400	25,787
Recruit Holdings	900	32,598
Renesas Electronics *	1,900	12,361
Ricoh	2,600	26,794
Rohm	400	33,633
Sankyo	1,700	57,488
Santen Pharmaceutical	1,400	26,234
Secom	700	59,524
Sega Sammy Holdings	1,300	18,733
Sekisui Chemical	1,400	24,343
Sekisui House	5,700	123,032
SG Holdings	3,400	81,574
Shimadzu	900	27,130
Shimano	200	32,422
Shin-Etsu Chemical	2,200	235,414
Shinsei Bank	1,600	25,234
Shionogi	400	23,558
Shiseido	200	14,462
SMC	100	45,296
SoftBank Group	500	19,462

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

November 30, 2019

(Unaudited)

COMMON STOCK — continued
	Shares	Value
JAPAN — continued
Sohgo Security Services	1,000	$52,024
Sony Financial Holdings	2,500	58,015
Subaru	1,400	36,665
SUMCO	1,000	15,454
Sumitomo	2,200	33,129
Sumitomo Heavy Industries	1,800	51,423
Sumitomo Mitsui Trust Holdings	400	15,309
Suntory Beverage & Food	300	12,958
Suzuken	2,300	100,590
Taiheiyo Cement	1,000	28,906
TDK	300	31,592
Terumo	1,700	59,722
Toho	2,600	105,653
Toho Gas	1,600	60,442
Tokio Marine Holdings	3,000	163,128
Tokyo Electron	1,000	206,405
Tokyo Gas	1,600	38,639
Toppan Printing	3,800	75,686
Tosoh	1,500	22,355
Toyo Suisan Kaisha	1,500	64,743
Toyoda Gosei	1,000	23,390
Toyota Motor	9,100	635,312
Toyota Tsusho	700	24,496
Unicharm	900	29,500
West Japan Railway	1,400	123,313
Yamaha	900	49,671
Yokogawa Electric	1,800	32,955
Yokohama Rubber	2,300	47,385
		9,861,441
MALAYSIA — 0.1%
AMMB Holdings	55,800	53,294
Fraser & Neave Holdings	2,600	21,613
Hong Leong Financial Group	8,200	31,991
Malaysia Airports Holdings	9,100	18,055
Nestle Malaysia	700	24,005
Petronas Dagangan	1,400	7,668
PPB Group	6,700	29,157
RHB Bank	43,200	58,614
Sime Darby	23,500	12,661
Telekom Malaysia	85,500	76,885
Tenaga Nasional	2,700	8,503
		342,446
MEXICO — 0.0%
Fibra Uno Administracion ‡	18,200	27,922
Grupo Bimbo, Ser A	17,700	30,296
Grupo Financiero Banorte, Cl O	2,900	15,346
Kimberly-Clark de Mexico, Cl A	9,900	18,844
Megacable Holdings	5,300	18,867
Promotora y Operadora de Infraestructura	2,510	23,976
Wal-Mart de Mexico	10,300	28,380
		163,631
NETHERLANDS — 0.3%
ASML Holding	2,232	605,784
Heineken	981	101,548

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

November 30, 2019

(Unaudited)

COMMON STOCK — continued
	Shares	Value
NETHERLANDS — continued
Koninklijke Ahold Delhaize	7,730	$198,905
Koninklijke DSM	1,473	188,436
Koninklijke KPN	29,467	90,677
Koninklijke Philips	649	30,121
Randstad	875	50,902
Wolters Kluwer	3,025	217,023
		1,483,396
NORWAY — 0.0%
Gjensidige Forsikring	3,242	60,957
Mowi	2,413	59,873
Orkla	7,785	75,361
Schibsted, Cl B	735	18,917
		215,108
PHILIPPINES — 0.1%
Alliance Global Group	258,300	56,282
Globe Telecom	1,920	73,267
International Container Terminal Services	13,450	32,641
Manila Electric	9,530	59,850
Megaworld	852,600	74,350
Robinsons Land	170,500	87,800
Universal Robina	20,620	60,871
		445,061
POLAND — 0.1%
CD Projekt	633	42,456
Cyfrowy Polsat	7,148	50,890
Dino Polska *	998	34,493
KGHM Polska Miedz	1,219	27,960
Orange Polska	27,151	44,255
Polski Koncern Naftowy ORLEN	1,095	25,974
Powszechna Kasa Oszczednosci Bank Polski	5,867	54,096
		280,124
PORTUGAL — 0.0%
Jeronimo Martins SGPS	6,117	97,614
SINGAPORE — 0.1%
Ascendas Real Estate Investment Trust ‡	23,600	51,399
CapitaLand Commercial Trust ‡	18,700	27,460
CapitaLand Mall Trust ‡	61,400	113,038
ComfortDelGro	62,100	106,660
DBS Group Holdings	700	12,919
Oversea-Chinese Banking	5,700	44,342
SATS	6,000	21,842
Singapore Technologies Engineering	9,300	28,068
Singapore Telecommunications	5,000	12,344
Venture	1,400	16,245
Wilmar International	37,300	111,484
		545,801
SOUTH AFRICA — 0.2%
Absa Group	6,742	67,692
Anglo American Platinum	2,141	177,116
AngloGold Ashanti ADR	6,898	131,338
Bidvest Group	1,064	14,729

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

November 30, 2019

(Unaudited)

COMMON STOCK — continued
	Shares	Value
SOUTH AFRICA — continued
Capitec Bank Holdings	359	$34,688
Clicks Group	942	16,080
Exxaro Resources	4,642	42,291
FirstRand	11,753	50,163
Foschini Group	2,817	29,816
Group	11,160	70,175
Investec	3,268	18,742
Kumba Iron Ore	3,038	77,838
Liberty Holdings	2,853	21,627
Pick n Pay Stores	3,469	16,025
RMB Holdings	9,570	52,572
Sanlam	3,752	19,544
SPAR Group	800	11,223
Standard Bank Group	1,962	22,158
Telkom SOC	15,214	48,621
		922,438
SOUTH KOREA — 0.6%
BGF retail	310	44,075
Cheil Worldwide	3,596	71,998
Daelim Industrial	1,285	97,906
Doosan Bobcat	1,291	34,184
Fila Korea	1,809	79,238
GS Retail	882	28,441
Hanon Systems	3,840	35,139
Hyundai Glovis	741	94,357
Hyundai Mobis	437	90,520
Kakao	389	51,282
Kangwon Land	2,796	69,369
Kia Motors	5,185	189,883
Korea Investment Holdings	528	32,047
Korea Zinc	261	89,616
KT&G	957	79,258
Meritz Securities	21,885	78,805
NCSoft	229	95,641
Posco International	1,024	15,813
Samsung Electronics	34,090	1,452,092
Shinhan Financial Group	995	36,645
SK Hynix	4,641	317,773
SK Telecom	253	52,665
		3,136,747
SPAIN — 0.1%
ACS Actividades de Construccion y Servicios	2,336	90,819
Aena SME	405	74,348
Amadeus IT Group	163	12,964
Endesa	4,256	115,658
Iberdrola	33,388	328,216
Red Electrica	933	18,240
		640,245
SWEDEN — 0.3%
Assa Abloy, Cl B	6,184	146,738
Atlas Copco, Cl A	6,451	235,890
Boliden	445	11,471
Electrolux	3,101	79,552
Epiroc, Cl A	1,316	15,335

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

November 30, 2019

(Unaudited)

COMMON STOCK — continued
	Shares	Value
SWEDEN — continued
Essity, Cl B	4,919	$154,359
Hennes & Mauritz, Cl B	10,536	203,218
Hexagon, Cl B	229	12,918
Husqvarna, Cl B	1,547	12,068
Investor, Cl B	2,074	109,552
L E Lundbergforetagen, Cl B	822	32,561
Sandvik	1,656	30,059
Securitas, Cl B	3,808	63,124
Skandinaviska Enskilda Banken, Cl A	3,382	28,986
Skanska, Cl B	4,834	106,673
SKF, Cl B	2,250	42,885
Swedish Match	258	12,357
Tele2, Cl B	5,497	81,052
Telefonaktiebolaget LM Ericsson, Cl B	2,770	24,943
Telia	20,812	90,005
		1,493,746
SWITZERLAND — 0.8%
Adecco Group	1,534	94,749
Baloise Holding	317	54,999
Chocoladefabriken Lindt & Spruengli	11	83,759
EMS-Chemie Holding	41	25,403
Geberit	120	64,298
Kuehne + Nagel International	219	35,593
LafargeHolcim	3,907	201,020
Nestle	11,235	1,166,178
Novartis	7,352	676,410
Partners Group Holding	76	64,088
Roche Holding	2,954	910,055
Sika	243	42,281
Sonova Holding	543	123,868
Straumann Holding	35	33,695
Swiss Life Holding	432	214,000
Swisscom	155	80,154
Temenos	225	34,114
Zurich Insurance Group	839	328,699
		4,233,363
TAIWAN — 1.0%
Acer	51,000	30,051
Advantech	6,000	58,949
ASE Technology Holding	33,000	81,745
Asia Cement	71,000	105,759
Chailease Holding	29,870	133,554
Chang Hwa Commercial Bank	106,780	80,193
Chicony Electronics	25,000	72,594
CTBC Financial Holding	65,000	46,561
Delta Electronics	24,000	110,196
E.Sun Financial Holding	163,371	144,807
Eclat Textile	3,000	38,931
Eva Airways	142,117	65,199
Far Eastern New Century	32,000	31,222
Feng TAY Enterprise	15,400	96,343
First Financial Holding	40,400	30,365
Formosa Chemicals & Fibre	9,000	25,757
Formosa Petrochemical	9,000	28,285
Formosa Taffeta	53,000	59,048

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

November 30, 2019

(Unaudited)

COMMON STOCK — continued
	Shares	Value
TAIWAN — continued
Fubon Financial Holding	20,000	$29,351
Giant Manufacturing	8,000	57,965
Globalwafers	9,000	97,821
Hon Hai Precision Industry	84,000	244,010
Inventec	39,000	29,222
Lite-On Technology	51,000	80,725
MediaTek	18,000	248,886
Mega Financial Holding	43,000	42,720
Micro-Star International	24,000	66,181
Nan Ya Plastics	9,000	21,079
Nanya Technology	47,000	109,578
Nien Made Enterprise	5,000	45,887
Novatek Microelectronics	24,000	175,904
Pegatron	7,000	15,653
Phison Electronics	7,000	65,279
Pou Chen	15,000	19,548
Powertech Technology	27,000	83,439
President Chain Store	4,000	40,020
Realtek Semiconductor	21,000	158,755
Shanghai Commercial & Savings Bank *	33,518	54,712
SinoPac Financial Holdings	200,000	84,147
Taiwan Business Bank	276,150	113,242
Taiwan Cement	88,940	120,820
Taiwan Cooperative Financial Holding	124,630	84,706
Taiwan High Speed Rail	12,000	14,138
Taiwan Semiconductor Manufacturing ADR	18,366	975,051
Uni-President Enterprises	18,000	42,699
United Microelectronics	109,000	53,419
Vanguard International Semiconductor	27,000	63,380
Walsin Technology	12,000	67,097
Win Semiconductors	4,000	39,736
Winbond Electronics	145,000	83,110
Wistron	84,000	76,286
WPG Holdings	10,000	12,433
Yuanta Financial Holding	149,000	96,371
Zhen Ding Technology Holding	39,000	172,101
		5,025,030
THAILAND — 0.1%
Advanced Info Service NVDR	4,300	30,159
Bangkok Bank NVDR	5,000	29,187
Bangkok Dusit Medical Services NVDR	58,400	47,539
CP ALL NVDR	7,200	18,111
Home Product Center NVDR	104,400	56,929
Kasikornbank NVDR	4,900	25,121
Krung Thai Bank NVDR	92,600	50,205
Land & Houses NVDR	181,700	58,864
PTT NVDR	33,700	48,186
PTT Exploration & Production NVDR	5,300	21,061
Siam Cement NVDR	3,900	49,107
Siam Commercial Bank NVDR	12,600	50,471
Thai Union Group NVDR	121,800	55,593
		540,533
TURKEY — 0.1%
Akbank T.A.S.	79,060	106,957
Anadolu Efes Biracilik Ve Malt Sanayii	3,612	13,632

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

November 30, 2019

(Unaudited)

COMMON STOCK — continued
	Shares	Value
TURKEY — continued
Arcelik	31,216	$109,393
BIM Birlesik Magazalar	8,200	65,618
KOC Holding	29,923	104,153
TAV Havalimanlari Holding	2,090	9,802
Turkcell Iletisim Hizmetleri	44,041	103,908
Turkiye Garanti Bankasi	66,756	117,368
Turkiye Is Bankasi, Cl C	88,446	94,630
Turkiye Sise ve Cam Fabrikalari	27,225	23,657
		749,118
UNITED KINGDOM — 0.8%
Admiral Group	1,239	34,269
Anglo American	7,720	201,815
Antofagasta	6,126	68,595
AstraZeneca	4,635	447,060
Auto Trader Group	11,497	83,500
Barratt Developments	20,629	177,725
Berkeley Group Holdings	1,659	98,269
BHP Group	19,429	429,253
BP	5,088	31,682
Burberry Group	3,176	86,372
Compass Group	7,924	193,927
Croda International	333	21,430
Diageo	7,629	311,534
Evraz	19,958	95,703
Experian	5,055	167,371
GlaxoSmithKline	7,086	160,716
Halma	3,072	83,618
Healthpeak Properties ‡	5,072	176,911
Johnson Matthey	633	23,534
Meggitt	1,524	12,649
Micro Focus International	1,771	25,893
Mondi	2,039	44,149
National Grid	9,427	108,496
Next	1,012	88,370
Persimmon	515	17,008
RELX	1,830	44,298
Rentokil Initial	6,652	38,269
Rio Tinto	6,242	338,660
Royal Dutch Shell, Cl A	1,435	41,118
Sage Group	10,243	99,708
Smith & Nephew	7,141	159,813
Spirax-Sarco Engineering	797	91,906
Taylor Wimpey	40,188	90,592
Tesco	24,379	72,289
Unilever	1,546	91,548
Whitbread	711	42,232
		4,300,282
UNITED STATES — 14.2%
COMMUNICATION SERVICES — 1.1%
AT&T	28,516	1,065,928
Cable One	189	290,115
Cinemark Holdings	1,120	37,934
Comcast, Cl A	19,508	861,278
Discovery *	1,920	63,245

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

November 30, 2019

(Unaudited)

COMMON STOCK — continued
	Shares	Value
COMMUNICATION SERVICES — continued
DISH Network, Cl A *	2,105	$71,928
Facebook, Cl A *	7,642	1,540,933
IAC *	421	93,757
Interpublic Group	1,858	41,619
Live Nation Entertainment *	592	41,328
Match Group	3,140	221,307
New York Times, Cl A	3,431	110,650
Nexstar Media Group, Cl A	1,780	191,724
Omnicom Group	1,508	119,856
Roku, Cl A *	1,653	265,092
Sinclair Broadcast Group, Cl A	4,332	150,883
T-Mobile US *	1,190	93,475
Twitter *	3,629	112,172
Verizon Communications	7,745	466,559
Walt Disney	694	105,196
		5,944,979

CONSUMER DISCRETIONARY — 1.6%
AutoNation *	2,994	152,963
AutoZone *	304	358,088
Best Buy	455	36,691
Bright Horizons Family Solutions *	620	93,322
Burlington Stores *	225	50,625
Carter's	787	81,305
Chipotle Mexican Grill, Cl A *	178	144,878
Columbia Sportswear	438	40,515
Darden Restaurants	942	111,570
Dick's Sporting Goods	1,059	48,513
Dollar General	2,510	394,974
Dollar Tree *	517	47,285
Domino's Pizza	120	35,316
DR Horton	2,680	148,338
eBay	5,286	187,759
Etsy *	849	36,838
Expedia Group	423	43,002
Floor & Decor Holdings, Cl A *	2,076	99,669
Garmin	2,860	279,393
General Motors	4,664	167,904
Gentex	5,203	147,765
Genuine Parts	462	48,219
Graham Holdings, Cl B	124	78,320
Grand Canyon Education *	737	62,785
H&R Block	4,600	112,148
Hasbro	832	84,614
Home Depot	3,543	781,267
Hyatt Hotels, Cl A	1,087	87,830
Lennar, Cl A	2,397	142,981
LKQ *	2,679	94,515
Lululemon Athletica *	1,255	283,241
McDonald's	1,911	371,651
NIKE, Cl B	1,279	119,574
NVR *	59	223,722
O'Reilly Automotive *	348	153,913
Penske Automotive Group	766	38,675
Planet Fitness, Cl A *	1,318	97,427
Pool	436	90,012
PulteGroup	7,217	286,154

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

November 30, 2019

(Unaudited)

COMMON STOCK — continued
	Shares	Value
CONSUMER DISCRETIONARY — continued
Ross Stores	540	$62,721
ServiceMaster Global Holdings *	1,390	54,474
Skechers U.S.A., Cl A *	6,018	242,044
Starbucks	7,704	658,153
Target	3,984	498,040
Tempur Sealy International *	2,637	223,829
TJX	1,115	68,160
Toll Brothers	3,589	144,170
Tractor Supply	1,875	177,075
Ulta Beauty *	272	63,610
Under Armour, Cl A *	2,486	46,961
VF	303	26,828
Whirlpool	974	139,379
Williams-Sonoma	2,358	163,645
Yum! Brands	1,446	145,569
		8,578,419

CONSUMER STAPLES — 1.4%
Campbell Soup	1,064	49,550
Casey's General Stores	1,211	210,435
Church & Dwight	2,269	159,374
Clorox	303	44,914
Costco Wholesale	1,855	556,148
Estee Lauder, Cl A	2,101	410,682
Flowers Foods	2,090	44,998
General Mills	3,863	205,975
Hershey	1,745	258,539
Hormel Foods	2,936	130,740
Kimberly-Clark	1,454	198,238
McCormick	423	71,593
Mondelez International, Cl A	7,135	374,873
PepsiCo	5,343	725,740
Philip Morris International	3,283	272,259
Pilgrim's Pride *	6,822	214,893
Post Holdings *	505	53,328
Procter & Gamble	12,819	1,564,687
Sysco	1,616	130,169
Tyson Foods, Cl A	3,247	291,873
US Foods Holding *	1,114	44,304
Walmart	12,048	1,434,796
		7,448,108

ENERGY — 0.2%
Chevron	5,552	650,306
Kinder Morgan	1,775	34,808
Phillips 66	251	28,795
Valero Energy	511	48,795
		762,704

FINANCIALS — 2.3%
Aflac	5,769	316,372
Alleghany *	291	226,992
Allstate	2,061	229,492
Ally Financial	7,125	226,860
American Express	4,240	509,309
American Financial Group	803	88,097
American International Group	537	28,278

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

November 30, 2019

(Unaudited)

COMMON STOCK — continued
	Shares	Value
FINANCIALS — continued
Ameriprise Financial	617	$101,108
Aon	1,154	234,966
Arch Capital Group *	5,844	245,273
Assurant	932	123,835
Assured Guaranty	3,619	179,683
Axis Capital Holdings	2,939	173,930
Bank of America	7,790	259,563
Bank OZK	742	22,023
BB&T	4,791	262,163
Capital One Financial	1,036	103,611
Chubb	2,772	419,903
Cincinnati Financial	1,859	199,006
Citigroup	780	58,594
Citizens Financial Group	2,102	80,843
CME Group, Cl A	1,005	203,744
Commerce Bancshares	818	54,831
Credit Acceptance *	168	72,317
Discover Financial Services	3,244	275,318
East West Bancorp	541	24,789
Erie Indemnity, Cl A	852	144,244
Evercore, Cl A	481	37,220
Everest Re Group	892	241,964
Fidelity National Financial	1,630	77,637
Fifth Third Bancorp	3,744	113,031
First American Financial	1,312	83,469
First Citizens BancShares, Cl A	71	36,906
Franklin Resources	1,527	41,977
Hanover Insurance Group	1,225	166,514
Hartford Financial Services Group	1,748	108,131
Huntington Bancshares	9,333	138,968
Intercontinental Exchange	1,287	121,197
JPMorgan Chase	13,794	1,817,497
Kemper	723	53,444
KeyCorp	4,346	84,269
Legg Mason	569	22,236
Lincoln National	2,775	163,864
MarketAxess Holdings	554	223,716
Marsh & McLennan	2,313	249,966
Mercury General	1,272	62,303
MetLife	5,710	284,986
MGIC Investment	19,930	287,191
Nasdaq	752	78,810
Navient	8,403	120,583
New York Community Bancorp	6,570	78,315
Old Republic International	5,609	126,539
PNC Financial Services Group	202	30,948
Popular	2,816	155,753
Primerica	604	80,839
Principal Financial Group	783	43,143
Progressive	4,845	353,927
Prosperity Bancshares	356	25,009
Prudential Financial	1,127	105,510
Regions Financial	5,494	91,420
RenaissanceRe Holdings	804	151,417
SVB Financial Group *	218	50,517
Synchrony Financial	6,786	253,864
T Rowe Price Group	1,440	177,926

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

November 30, 2019

(Unaudited)

COMMON STOCK — continued
	Shares	Value
FINANCIALS — continued
Travelers	2,521	$344,671
US Bancorp	6,555	393,497
Willis Towers Watson	537	105,488
WR Berkley	3,874	263,432
		12,313,238
HEALTH CARE — 1.0%
Abbott Laboratories	852	72,803
Anthem	163	47,052
Bio-Rad Laboratories, Cl A *	243	89,759
Bio-Techne	146	31,864
Boston Scientific *	1,035	44,764
Bruker	2,482	127,054
Charles River Laboratories International *	322	46,771
Chemed	363	156,097
Danaher	3,610	526,988
DENTSPLY SIRONA	1,773	100,245
DexCom *	99	22,504
Edwards Lifesciences *	1,151	281,926
Eli Lilly	348	40,838
Exact Sciences *	882	71,451
Exelixis *	5,140	85,478
HCA Healthcare	245	33,972
Henry Schein *	702	48,368
Hill-Rom Holdings	465	49,853
Horizon Therapeutics *	7,808	255,946
IDEXX Laboratories *	269	67,675
Intuitive Surgical *	44	26,088
Ionis Pharmaceuticals *	355	22,706
Laboratory Corp of America Holdings *	209	36,009
Masimo *	523	81,102
McKesson	537	77,672
Medtronic	2,889	321,806
Merck	8,871	773,374
Mettler-Toledo International *	55	39,568
Molina Healthcare *	263	35,636
Premier, Cl A *	914	32,484
ResMed	547	81,831
STERIS	624	94,311
Teleflex	107	37,807
Thermo Fisher Scientific	1,691	530,889
UnitedHealth Group	87	24,349
Universal Health Services, Cl B	1,308	182,453
Veeva Systems, Cl A *	1,753	261,512
Zimmer Biomet Holdings	314	45,618
Zoetis, Cl A	2,687	323,837
		5,230,460

INDUSTRIALS — 1.9%
Acuity Brands	670	87,623
AGCO	3,563	278,377
Alaska Air Group	971	67,009
Allegion	1,479	177,524
Allison Transmission Holdings	3,583	173,417
AMETEK	646	63,960
Armstrong World Industries	1,644	157,857
Boeing	180	65,913

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

November 30, 2019

(Unaudited)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS — continued
Carlisle	1,231	$192,011
CH Robinson Worldwide	395	30,356
Cintas	808	207,705
Clean Harbors *	642	53,061
Copa Holdings, Cl A	373	38,889
Copart *	1,622	144,358
CoStar Group *	212	129,926
Cummins	1,455	266,061
Curtiss-Wright	312	42,841
Delta Air Lines	3,458	198,178
Donaldson	573	32,134
Dover	2,179	242,915
Eaton	2,759	255,207
Emerson Electric	894	66,031
Expeditors International of Washington	712	53,229
Fastenal	3,670	130,358
Flowserve	1,351	65,794
Fortune Brands Home & Security	858	54,277
Gardner Denver Holdings *	3,027	102,525
HD Supply Holdings *	1,308	52,085
HEICO	1,690	219,514
Hexcel	980	78,038
Honeywell International	1,990	355,315
Hubbell, Cl B	1,115	163,927
IDEX	511	83,160
Ingersoll-Rand	2,828	370,779
ITT	3,041	212,201
Jacobs Engineering Group	1,942	178,839
JB Hunt Transport Services	277	32,027
JetBlue Airways *	1,285	24,762
Johnson Controls International	5,950	254,839
L3Harris Technologies	1,425	286,553
Landstar System	300	33,423
Lennox International	292	74,708
Lockheed Martin	725	283,497
ManpowerGroup	1,569	145,352
Masco	4,951	230,469
Middleby *	1,112	128,725
Nordson	327	54,226
Norfolk Southern	118	22,833
Northrop Grumman	607	213,525
Old Dominion Freight Line	366	70,122
Oshkosh	3,049	275,813
Owens Corning	1,970	132,108
PACCAR	1,991	162,008
Parker-Hannifin	361	71,763
Republic Services, Cl A	3,611	320,115
Robert Half International	868	50,518
Roper Technologies	526	189,555
Snap-on	615	98,683
Southwest Airlines	1,458	84,039
Teledyne Technologies *	573	195,960
Textron	521	24,091
Timken	1,165	61,267
Toro	1,067	83,418
Union Pacific	1,258	221,396
United Airlines Holdings *	1,271	117,949

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

November 30, 2019

(Unaudited)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS — continued
United Rentals *	198	$30,304
United Technologies	248	36,788
Verisk Analytics, Cl A	1,635	241,130
Waste Management	2,585	291,872
Woodward	1,843	215,244
WW Grainger	102	32,329
Xylem	922	71,464
		9,954,269

INFORMATION TECHNOLOGY — 3.6%
Accenture, Cl A	1,183	237,972
Adobe *	156	48,287
Akamai Technologies *	1,520	132,422
Alteryx, Cl A *	1,065	120,910
Analog Devices	1,546	174,621
ANSYS *	425	108,243
Apple	4,723	1,262,222
Applied Materials	6,353	367,839
Aspen Technology *	716	89,786
Atlassian, Cl A *	421	53,513
Automatic Data Processing	878	149,945
Avalara *	2,247	175,333
Avnet	874	35,528
Booz Allen Hamilton Holding, Cl A	3,423	249,058
Broadcom	559	176,761
Broadridge Financial Solutions	966	119,504
CACI International, Cl A *	454	108,651
Cadence Design Systems *	2,892	203,163
CDW	2,105	284,280
Ciena *	3,356	127,394
Cisco Systems	4,244	192,296
Coupa Software *	640	98,234
Entegris	3,429	162,260
EPAM Systems *	681	144,270
Euronet Worldwide *	908	142,729
Fair Isaac *	423	155,558
FleetCor Technologies *	548	168,192
FLIR Systems	1,240	66,414
Fortinet *	728	76,520
Genpact	2,041	83,069
Intel	17,172	996,835
International Business Machines	2,001	269,034
Intuit	1,201	310,927
Jabil	4,311	167,439
Jack Henry & Associates	665	101,040
Keysight Technologies *	3,093	331,044
KLA	1,217	199,418
Lam Research	1,679	448,008
Leidos Holdings	1,748	158,788
Manhattan Associates *	1,822	152,155
Mastercard, Cl A	1,309	382,529
Maxim Integrated Products	835	47,320
Microchip Technology	707	66,840
Micron Technology *	7,753	368,345
Microsoft	30,915	4,679,913
MongoDB, Cl A *	978	145,429
Motorola Solutions	1,416	236,897

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

November 30, 2019

(Unaudited)

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY — continued
Okta, Cl A *	1,650	$214,137
Oracle	3,626	203,564
Palo Alto Networks *	101	22,949
Paychex	901	77,594
Paycom Software *	612	169,408
PayPal Holdings *	526	56,813
Qorvo *	682	71,071
QUALCOMM	1,236	103,268
Sabre	3,676	82,453
ServiceNow *	714	202,091
Skyworks Solutions	223	21,921
Smartsheet, Cl A *	2,094	99,318
Splunk *	200	29,844
SYNNEX	817	100,336
Synopsys *	885	124,820
Teradyne	4,175	261,313
Texas Instruments	4,620	555,370
Trade Desk, Cl A *	127	33,444
Twilio, Cl A *	380	39,246
Ubiquiti	576	113,587
Universal Display	920	178,682
VeriSign *	1,107	211,149
ViaSat *	634	46,599
Visa, Cl A	646	119,194
VMware, Cl A	558	86,836
Western Union	2,555	68,678
Workday, Cl A *	289	51,766
Xerox Holdings	5,897	229,570
Xilinx	2,295	212,930
Zebra Technologies, Cl A *	1,013	254,202
Zendesk *	808	63,832
Zscaler *	933	48,637
		18,731,557

MATERIALS — 0.5%
Air Products & Chemicals	1,552	366,784
AptarGroup	500	56,060
Ashland Global Holdings	353	25,310
Ball	4,010	264,901
Celanese, Cl A	933	117,157
CF Industries Holdings	1,771	81,838
Crown Holdings *	2,749	208,649
Eastman Chemical	333	26,097
Ecolab	1,992	371,847
Gold Fields ADR	11,515	61,605
Martin Marietta Materials	634	170,166
PPG Industries	617	79,494
Reliance Steel & Aluminum	1,687	199,032
Royal Gold	811	95,106
RPM International	1,035	76,311
Scotts Miracle-Gro	1,600	161,728
Sherwin-Williams	294	171,440
Sonoco Products	2,515	152,233
Vulcan Materials	638	90,513
		2,776,271

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

November 30, 2019

(Unaudited)

COMMON STOCK — continued
	Shares	Value
REAL ESTATE — 0.3%
Apartment Investment & Management, Cl A ‡	3,141	$168,892
CBRE Group, Cl A *	2,325	132,572
EPR Properties ‡	1,681	119,216
Equity Commonwealth ‡	2,003	65,799
Equity Residential ‡	1,450	123,395
Extra Space Storage ‡	637	67,554
Jones Lang LaSalle	385	64,037
Kimco Realty ‡	4,261	92,123
Life Storage ‡	463	50,708
Medical Properties Trust ‡	12,042	249,992
National Retail Properties ‡	1,007	56,130
Omega Healthcare Investors ‡	1,800	75,654
Spirit Realty Capital ‡	940	49,256
Sun Communities ‡	773	127,321
Ventas ‡	1,426	83,150
Welltower ‡	2,345	198,317
		1,724,116

UTILITIES — 0.3%
AES	1,618	30,596
Ameren	719	53,443
American Electric Power	357	32,612
Atmos Energy	1,289	137,872
CMS Energy	1,574	96,486
DTE Energy	904	112,946
Entergy	1,271	147,932
Eversource Energy	1,083	89,499
Hawaiian Electric Industries	1,697	74,108
NextEra Energy	165	38,580
OGE Energy	2,195	92,322
Pinnacle West Capital	712	62,222
Public Service Enterprise Group	518	30,723
Southern	1,688	104,639
Xcel Energy	3,857	237,167
		1,341,147
		74,805,268
Total Common Stock
(Cost $125,129,628)		140,268,698
PREFERRED STOCK — 0.1%
BRAZIL — 0.1%
Cia Brasileira de Distribuicao (1)	1,800	33,813
Petroleo Brasileiro (1)	50,300	345,579
Telefonica Brasil (1)	10,500	138,654
Total Preferred Stock
(Cost $486,306)		518,046

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

November 30, 2019

(Unaudited)

RIGHTS — 0.0%
	Number Of Rights	Value
Shanghai Pudong Devel Bank, Expires 12/26/2019	170	$—
		—
Total Rights
(Cost $–)		—
SHORT-TERM INVESTMENT — 2.1%
	Shares
Invesco Government & Agency Portfolio, Cl Institutional, 1.530% (A)
(Cost $11,221,814)	11,221,814	11,221,814
Total Investments — 99.8%
(Cost $475,104,598)		$524,937,288

A list of the open futures contracts held by the Fund at November 30, 2019 is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index	11	Dec-2019	$1,076,307	$1,087,515	$11,208
MSCI Emerging Markets	8	Dec-2019	409,055	415,200	6,145
S&P 500 Index E-MINI	15	Dec-2019	2,277,919	2,357,775	79,856
SGX Nifty 50	61	Dec-2019	1,480,850	1,476,322	(4,528)
			$5,244,131	$5,336,812	$92,681

A list of open total return swap agreements held by the Fund at November 30, 2019, is as follows:

Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Net Unrealized Depreciation
ReFlow	SPGEX NAV	SOFR +35 BPS	SPGEX	Annually	02/05/2020	USD	5,817,453	$639,795	$639,795

Percentages are based on Net Assets of $525,802,490.

‡	Real Estate Investment Trust
*	Non-income producing security.
(1)	Rate is not available
(A)	The rate reported is the 7-day effective yield as of November 30, 2019.

ADR — American Depositary Receipt

BPS — Basis Points

Cl — Class

EAFE — Europe, Australasia and Far East

ETF — Exchange-Traded Fund

MIN —  Minimum

MSCI —  Morgan Stanley Capital International

NVDR— Non-Voting Depository Receipt

S&P— Standard & Poor's

SGX — Singapore Exchange

SOFR — Secured Overnight Financing Rate

SPGEX — Symmetry Panoramic Global Equity Fund

USD — United States Dollar

VOL —  Volatility

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

November 30, 2019

(Unaudited)

The following table summarizes the inputs used as of November 30, 2019, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Registered Investment Companies	$372,928,730	$–	$–	$372,928,730
Common Stock
Australia	–	2,775,392	–	2,775,392
Austria	–	69,512	–	69,512
Belgium	–	362,621	–	362,621
Brazil	2,381,071	–	–	2,381,071
Canada	4,189,799	–	–	4,189,799
China	–	717,963	–	717,963
Denmark	–	800,133	–	800,133
Finland	–	530,258	–	530,258
France	–	3,704,111	–	3,704,111
Germany	–	2,275,297	–	2,275,297
Hong Kong	61,086	10,302,755	–	10,363,841
Hungary	–	142,809	–	142,809
Indonesia	–	1,044,012	–	1,044,012
Ireland	55,079	–	–	55,079
Italy	–	1,575,408	–	1,575,408
Japan	–	9,861,441	–	9,861,441
Malaysia	–	342,446	–	342,446
Mexico	163,631	–	–	163,631
Netherlands	–	1,483,396	–	1,483,396
Norway	–	215,108	–	215,108
Philippines	–	445,061	–	445,061
Poland	–	280,124	–	280,124
Portugal	–	97,614	–	97,614
Singapore	–	545,801	–	545,801
South Africa	131,338	791,100	–	922,438
South Korea	–	3,136,747	–	3,136,747
Spain	–	640,245	–	640,245
Sweden	–	1,493,746	–	1,493,746
Switzerland	–	4,233,363	–	4,233,363
Taiwan	975,051	4,049,979	–	5,025,030
Thailand	–	540,533	–	540,533
Turkey	–	749,118	–	749,118
United Kingdom	176,911	4,123,371	–	4,300,282
United States	74,805,268	–	–	74,805,268
Total Common Stock	82,939,234	57,329,464	–	140,268,698
Preferred Stock
Brazil	518,046	–	–	518,046
Rights	–	–	–	–
Short-Term Investment	11,221,814	–	–	11,221,814
Total Investments in Securities	$467,607,824	$57,329,464	$–	$524,937,288

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts^
Unrealized Appreciation	$97,209	$–	$–	$97,209
Unrealized Depreciation	(4,528)	–	–	(4,528)
Total Return Swap^
Unrealized Appreciation	–	639,795	–	639,795
Total Other Financial Instruments	$92,681	$639,795	$–	$732,476

^	Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “— “ are $0.

For the period ended November 30, 2019, there were no transfers in or out of Level 3.

For more information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SYMMETRY PANORAMIC TAX-MANAGED GLOBAL EQUITY FUND

NOVEMBER 30, 2019

(Unaudited)

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 98.0%
	Shares	Value
EQUITY FUNDS — 98.0%
AQR TM Emerging Multi-Style Fund, Cl R6	200,031	$2,012,314
AQR TM International Multi-Style Fund, Cl R6	291,122	3,219,808
AQR TM Large Capital Multi-Style Fund, Cl R6	359,447	4,945,989
DFA Emerging Markets Core Equity Portfolio, Cl I	145,386	2,973,135
DFA International Vector Equity Portfolio, Cl I	354,567	4,194,524
DFA Real Estate Securities Portfolio, Cl I	41,628	1,716,312
DFA TA US Core Equity 2 Portfolio, Cl I	323,027	6,454,087
DFA TA World ex US Core Equity Portfolio, Cl I	214,142	2,304,172
DFA US Vector Equity Portfolio, Cl I	368,229	7,128,922
iShares Edge MSCI Min Vol Global ETF	40,345	3,850,930
Vanguard U.S. Value Factor	2,800	211,506
Total Registered Investment Companies
(Cost $36,319,143)		39,011,699
SHORT-TERM INVESTMENT — 2.5%
Invesco Government & Agency Portfolio, Cl Institutional, 1.530% (A)
(Cost $988,599)	988,599	988,599
Total Investments — 100.5%
(Cost $37,307,742)		$40,000,298

A list of open total return swap agreements held by the Fund at November 30, 2019 is as follows:

Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Net Unrealized Appreciation
ReFlow	SPGTX NAV	SOFR +35 BPS	SPGTX	Annually	02/05/2020	USD	1,190,930	$33,687	$33,687

Percentages are based on Net Assets of $39,799,828.

(A)	The rate reported is the 7-day effective yield as of November 30, 2019.

BPS — Basis Points

Cl — Class

ETF — Exchange Traded Fund

MIN — Minimum

MSCI — Morgan Stanly Capital International

SPGTX — Symmetry Panoramic Tax-Managed Global Equity Fund

SOFR — Secured Overnight Financing Rate

USD — United States Dollar

VOL — Volatility

1

SYMMETRY PANORAMIC TAX-MANAGED GLOBAL EQUITY FUND

NOVEMBER 30, 2019

(Unaudited)

The following table summarizes the inputs used as of November 30, 2019, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Registered Investment Companies	$39,011,699	$–	$–	$39,011,699
Short-Term Investment	988,599	–	–	988,599
Total Investments in Securities	$40,000,298	$–	$–	$40,000,298

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Total Return Swap^ Unrealized Appreciation	$–	$33,687	$–	$33,687
Total Other Financial Instruments	$–	$33,687	$–	$33,687

^	Swap contracts are valued at the unrealized appreciation on the instrument.

For the period ended November 30, 2019, there were no transfers in or out of Level 3.

For more information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

2

SYMMETRY PANORAMIC US FIXED INCOME FUND

NOVEMBER 30, 2019

(Unaudited)

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 99.1%
	Shares	Value
FIXED INCOME FUNDS — 99.1%
DFA One-Year Fixed Income Portfolio, Cl I	392,640	$4,048,115
iShares Core 1-5 Year USD Bond ETF, Cl 5	396,385	19,977,804
Vanguard Short-Term Bond Index Fund, Cl Admiral Shares (A)	7,823,690	82,774,644
Vanguard Total Bond Market Index Fund, Cl Admiral Shares (A)	8,466,386	93,892,223
Total Registered Investment Companies
(Cost $192,053,906)		200,692,786
SHORT-TERM INVESTMENT — 3.0%

Invesco Government & Agency Portfolio, Cl Institutional, 1.530% (B)
(Cost $6,165,790)	6,165,790	6,165,790
Total Investments — 102.1%
(Cost $198,219,696)		$206,858,576

Percentages are based on Net Assets of $202,546,355.

(A)

Represents greater than 25% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov.

(B)	The rate reported is the 7-day effective yield as of November 30, 2019.

Cl — Class

ETF — Exchange-Traded Fund

USD — U.S. Dollar

As of November 30, 2019, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. generally accepted accounting principles.

For the period ended November 30, 2019, there were no transfers in or out of Level 3.

For more information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

1

SYMMETRY PANORAMIC MUNICIPAL FIXED INCOME FUND

NOVEMBER 30, 2019

(Unaudited)

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 97.9%
	Shares	Value
MUNICIPAL BOND FUNDS — 97.9%
DFA Intermediate-Term Municipal Bond Portfolio, Cl I (A)	300,561	$3,119,823
DFA Short-Term Municipal Bond Portfolio, Cl I (A)	709,521	7,222,929
iShares National Muni Bond ETF	5,386	614,273
iShares Short-Term National Muni Bond ETF	11,562	1,234,359
Total Registered Investment Companies
(Cost $12,136,624)		12,191,384
SHORT-TERM INVESTMENT — 2.3%

Invesco Government & Agency Portfolio, Cl Institutional, 1.530% (B)
(Cost $284,524)	284,524	284,524
Total Investments — 100.2%
(Cost $12,421,148)		$12,475,908

Percentages are based on Net Assets of $12,453,312.

(A)

Represents greater than 25% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov.

(B)	The rate reported is the 7-day effective yield as of November 30, 2019.

Cl — Class

ETF — Exchange-Traded Fund

As of November 30, 2019, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. generally accepted accounting principles.

For the period ended November 30, 2019, there were no transfers in or out of Level 3.

For more information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

1

SYMMETRY PANORAMIC GLOBAL FIXED INCOME FUND

NOVEMBER 30, 2019

(Unaudited)

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 98.8%
	Shares	Value
FIXED INCOME FUNDS — 98.8%
DFA Five-Year Global Fixed Income Portfolio, Cl I	2,323,125	$25,484,685
Vanguard Total Bond Market ETF	7,001	590,114
Vanguard Total Bond Market Index Fund, Cl Admiral Shares (A)	15,600,361	173,008,000
Vanguard Total International Bond ETF	40,001	2,326,458
Vanguard Total International Bond Index Fund, Cl Admiral Shares (A)	4,443,706	155,129,792
Total Registered Investment Companies
(Cost $336,601,090)		356,539,049
SHORT-TERM INVESTMENT — 1.1%

Invesco Government & Agency Portfolio, Cl Institutional, 1.530% (B)
(Cost $4,065,199)	4,065,199	4,065,199
Total Investments — 99.9%
(Cost $340,666,289)		$360,604,248

Percentages are based on Net Assets of $360,930,597.

(A)

Represents greater than 25% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov.

(B)	The rate reported is the 7-day effective yield as of November 30, 2019.

Cl — Class

ETF — Exchange Traded Fund

As of November 30, 2019, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. generally accepted accounting principles.

For the period ended November 30, 2019, there were no transfers in or out of Level 3.

For more information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

1

SYMMETRY PANORAMIC ALTERNATIVES FUND

NOVEMBER 30, 2019

(Unaudited)

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 99.6%
	Shares	Value
EQUITY FUNDS — 99.6%
AQR Alternative Risk Premia Fund, Cl R6	17,567	$161,793
AQR Diversified Arbitrage Fund, Cl R6 (A)	33,986	318,788
AQR Managed Futures Strategy Fund, Cl R6	19,125	161,411
JPMorgan Systematic Alpha Fund, Cl R6 (A)	19,440	276,824
Total Registered Investment Companies
(Cost $914,416)		918,816
SHORT-TERM INVESTMENT — 1.0%

Invesco Government & Agency Portfolio, Cl Institutional, 1.530% (B)
(Cost $9,097)	9,097	9,097
Total Investments — 100.6%
(Cost $923,513)		$927,913

Percentages are based on Net Assets of $922,802.

(A)

Represents greater than 25% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov.

(B)	The rate reported is the 7-day effective yield as of November 30, 2019.

Cl — Class

As of November 30, 2019, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. generally accepted accounting principles.

For the period ended November 30, 2019, there were no transfers in or out of Level 3.

For more information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

1

Item 2. Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Symmetry Panoramic Trust

By	/s/ Dana D'Auria
Dana D'Auria
President

Date: January 28, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Dana D'Auria
Dana D'Auria
President

Date: January 28, 2020

By	/s/ Stephen Connors
Stephen Connors
Treasurer & Principal Financial Officer

Date: January 28, 2020